March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Capital Allocation Term Trust (BCAT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 1.2%
Apidos CLO XXXV, Series 2021-35A, Class E, (3-mo. CME Term SOFR + 6.01%), 9.68%, 04/20/34	USD	375	$ 360,700
Apidos CLO XXXVII, Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 10.23%, 10/22/34		250	248,272
ARES Loan Funding I Ltd.
Series 2021-ALFA, Class ER, (3-mo. CME Term SOFR + 5.10%), 8.77%, 04/15/39		1,250	1,249,978
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34		2,150	735,644
Ballyrock CLO Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 6.98%, 07/15/32		2,700	2,700,967
Canyon CLO Ltd., Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.62%, 10/15/37		750	750,860
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 10.68%, 10/15/34		500	463,444
Crown City CLO III, Series 2021-1A, Class C, (3-mo. CME Term SOFR + 3.56%), 7.23%, 07/20/34		1,250	1,197,799
Crown Point CLO Ltd., Series 2020-9A, Class DR, (3-mo. CME Term SOFR + 4.01%), 7.68%, 07/14/34		500	492,453
OCP CLO Ltd.
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 6.77%, 07/20/37		500	500,509
Series 2020-AR, Class D1R, (3-mo. CME Term SOFR + 3.60%), 7.27%, 04/18/37		3,500	3,438,530
Regatta XX Funding Ltd., Series 2021-2A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.27%, 01/15/38		1,500	1,471,719
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.61%), 7.28%, 07/20/34		250	239,306
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(c)		1,000	—
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3- mo. CME Term SOFR + 3.15%), 6.82%, 07/25/37		500	500,542
Whitebox CLO I Ltd., Series 2019-1A, Class SUB, 0.00%, 01/24/37		1,000	491,870
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/24/37		1,750	1,739,167
Whitebox CLO III Ltd.
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/15/35		500	499,982
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.32%, 10/15/35		500	486,530
			17,568,272
Ireland(a) — 0.9%
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.18%, 11/15/37(d)	EUR	300	343,469
Arcano Euro CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.40%), 5.43%, 04/25/39(d)		350	403,772
Arcano Euro CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.30%), 5.33%, 07/25/39(d)		160	184,033
ARES European CLO XII DAC, Series 12A, Class DR, (3-mo. EURIBOR + 3.00%), 5.03%, 04/20/32(b)		875	1,011,148
Arini European CLO IV DAC, Series 4X, Class D, (3- mo. EURIBOR + 3.50%), 5.52%, 01/15/38(d)		430	497,738
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 4.82%, 04/15/38(d)		160	180,671
Security		Par (000)	Value
Ireland (continued)
Capital Four CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.25%), 5.28%, 10/25/37(d)	EUR	350	$ 400,939
CIFC European Funding CLO III DAC, Series 3X, Class DR, (3-mo. EURIBOR + 2.55%), 4.54%, 01/15/39(d)		100	112,686
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 5.48%, 01/23/38(d)		290	327,587
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3-mo. EURIBOR + 3.80%), 5.91%, 12/23/33(b)		2,300	2,662,671
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 4.78%, 08/15/33(d)		700	795,665
Hambridge Euro CLO 1 DAC, Series 1X, Class D, (3- mo. EURIBOR + 3.30%), 5.34%, 10/20/38(d)		210	242,039
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.12%, 01/15/38(d)		220	252,874
Invesco Euro CLO V DAC, Series 5A, Class D, (3-mo. EURIBOR + 3.80%), 5.82%, 01/15/34(b)		3,150	3,587,839
Newbridge Park CLO DAC, Series 1X, Class D, (3-mo. EURIBOR + 2.50%), 4.70%, 04/15/40(d)		200	227,072
Palmer Square European Loan Funding DAC(d)
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.13%, 05/15/34		250	289,235
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.03%, 05/15/34		220	254,694
Penta CLO 17 DAC, Series 2024-17X, Class DR, (3- mo. EURIBOR + 2.60%), 4.62%, 02/15/39(d)		170	188,146
Prodigy Finance DAC(b)
Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 7.54%, 07/25/51	USD	50	49,254
Series 2021-1A, Class D, (1 mo. Term SOFR + 6.01%), 9.69%, 07/25/51		49	49,518
Providus Clo XIV DAC, Series 14X, Class D, (3-mo. EURIBOR + 2.65%), 4.92%, 04/18/40(d)	EUR	100	112,319
Signal Harmonic CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.50%), 5.52%, 07/15/38(d)		190	216,527
Sona Fios CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.30%), 5.33%, 08/25/38(d)		170	195,950
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 5.47%, 01/15/38(d)		320	369,380
			12,955,226
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	267	362,825
United States — 2.2%
Ajax Mortgage Loan Trust(b)
Series 2021-G, Class A, 5.88%, 06/25/61(a)	USD	3,012	3,013,389
Series 2021-G, Class B, 6.75%, 06/25/61(a)		748	747,573
Series 2021-G, Class C, 0.00%, 06/25/61		1,258	1,293,521
Citigroup Mortgage Loan Trust(a)
Series 2007-AHL2, Class A3B, (1 mo. Term SOFR + 0.31%), 3.99%, 05/25/37		3,792	2,586,774
Series 2007-AHL3, Class A3B, (1 mo. Term SOFR + 0.28%), 3.96%, 07/25/45		2,764	1,948,198
College Avenue Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(b)		125	119,249
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.00%, 04/25/43(b)(c)		5	1,257,160
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)		2,398	2,363,158

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)	USD	2,830	$ 2,830,120
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(b)		2,320	2,199,451
Mariner Finance Issuance Trust(b)
Series 2021-AA, Class E, 5.40%, 03/20/36		1,420	1,370,073
Series 2021-BA, Class E, 4.68%, 11/20/36		540	506,758
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,522,852
Series 2021-BA, Class D, 4.75%, 04/20/62		340	306,372
Series 2021-CA, Class D, 4.44%, 04/20/62		110	97,968
Progress Residential, Series 2021-SFR3, Class H, 4.75%, 05/17/26(b)		1,140	1,135,793
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(c)		4,780	4,696,350
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		400	381,236
SMB Private Education Loan Trust(b)
Series 2021-A, Class D1, 3.86%, 01/15/53		1,186	1,070,987
Series 2021-A, Class D2, 3.86%, 01/15/53		647	585,955
Series 2021-C, Class D, 3.93%, 01/15/53		260	233,426
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1 mo. Term SOFR + 1.91%), 5.59%, 05/25/35(a)		182	180,907
Tricon Residential Trust(b)
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,365,376
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	880,063
			32,692,709
Total Asset-Backed Securities — 4.3% (Cost: $70,040,208)			63,579,032

	Shares
Common Stocks
Brazil — 0.0%
MercadoLibre, Inc.(e)	187	323,327
Canada — 1.6%
Algoma Steel Group, Inc.	178,901	738,861
Cameco Corp.	108,363	11,769,305
Cenovus Energy, Inc.	155,826	4,134,064
Methanex Corp.	24,733	1,472,603
Suncor Energy, Inc.	92,109	6,092,265
		24,207,098
Chile — 0.0%
Wom New Holdco(c)(e)	599	13,777
China — 0.8%
Alibaba Group Holding Ltd., ADR	2,883	361,701
BYD Co. Ltd., Class H	293,766	4,016,172
Contemporary Amperex Technology Co. Ltd., Class H	4,853	386,824
Tencent Holdings Ltd.	111,204	7,013,896
		11,778,593
Denmark — 0.4%
DSV A/S	25,329	6,117,158
France — 1.6%
Airbus SE	8,611	1,628,106
Arkema SA	20,692	1,420,668
Security	Shares	Value
France (continued)
EssilorLuxottica SA	14,201	$ 3,309,190
Hermes International SCA	2,323	4,400,577
LVMH Moet Hennessy Louis Vuitton SE	3,036	1,659,627
Sanofi SA	47,334	4,571,034
Societe Generale SA	70,076	5,116,732
TotalEnergies SE	20,457	1,877,423
		23,983,357
Germany — 0.2%
Heidelberg Materials AG	4,811	1,015,297
Siemens AG, Class N, Registered Shares	6,998	1,704,951
		2,720,248
India — 0.3%
LG Electronics India Ltd.(e)	32,166	495,861
Mahindra & Mahindra Ltd.	69,108	2,167,680
SBI Life Insurance Co. Ltd.(b)	86,125	1,629,146
Think & Learn Private Ltd., Class J-B, (Acquired 12/11/20, Cost: $5,113,105)(c)(e)(f)	2,279	—
		4,292,687
Israel — 0.0%
Deep Instinct Ltd.(c)(e)	66,096	3,966
Italy — 1.5%
Intesa Sanpaolo SpA	1,784,664	10,793,442
Leonardo SpA	11,078	753,519
UniCredit SpA	155,517	11,157,378
		22,704,339
Luxembourg — 0.0%
New Kleo Holdco(c)(e)	33,230	49,932
Macau — 0.0%
Wynn Macau Ltd.	391,268	275,396
Netherlands — 1.5%
ASML Holding NV	13,599	18,083,352
ING Groep NV	138,665	3,599,282
		21,682,634
South Korea — 0.6%
Samsung Electronics Co. Ltd.	56,436	6,600,827
SK Hynix, Inc.	2,884	1,636,280
		8,237,107
Spain — 0.0%
CaixaBank SA	36,670	439,587
Industria de Diseno Textil SA	3,155	183,649
		623,236
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $322,253), Preference Shares(c)(e)(f)	2,732	—
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	58,000	3,354,402
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	74,150	25,058,993
		28,413,395
United Kingdom — 3.4%
AstraZeneca PLC	25,015	4,891,432
BAE Systems PLC	362,817	10,637,251
British American Tobacco PLC	102,754	5,965,774
Compass Group PLC	133,455	3,723,516
Genius Sports Ltd.(e)	140,437	622,136
National Grid PLC	453,162	7,649,420
RELX PLC	105,760	3,464,946
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rolls-Royce Holdings PLC	180,920	$ 2,748,614
Shell PLC	227,344	10,630,852
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $2,398,802)(c)(e)(f)	1,235	279,481
		50,613,422
United States — 45.1%
Abbott Laboratories	12,568	1,290,357
AbbVie, Inc.	16,432	3,573,796
Advanced Drainage Systems, Inc.	866	118,755
Alphabet, Inc., Class C	126,356	36,246,482
Amazon.com, Inc.(e)(g)	137,651	28,668,574
AMC Networks, Inc., Class A(e)	9,801	66,549
Amphenol Corp., Class A	2,216	279,992
Antero Resources Corp.(e)	20,766	881,309
APA Corp.	63,494	2,694,685
Apple, Inc.(g)	94,946	24,096,345
AppLovin Corp., Class A(e)	1,862	741,076
Arista Networks, Inc.(e)	5,155	632,931
Autodesk, Inc.(e)	3,355	803,187
AutoZone, Inc.(e)	44	148,622
Bank of America Corp.	176,401	8,599,549
Best Buy Co., Inc.	2,155	138,351
Boeing Co.(e)	45,015	8,959,335
Booking Holdings, Inc.	345	1,452,560
Boston Scientific Corp.(e)	90,689	5,690,735
BP PLC	165,913	1,298,569
Broadcom, Inc.(g)	64,274	19,893,446
Builders FirstSource, Inc.(e)	1,235	101,678
Burlington Stores, Inc.(e)	986	320,825
Cadence Design Systems, Inc.(e)	6,348	1,763,919
Caesars Entertainment, Inc.(e)	19,728	521,411
Caresyntax, Inc.(c)(e)	15,359	—
Carrier Global Corp.	2,835	159,639
Caterpillar, Inc.	3,710	2,628,387
Century Communities, Inc.	15,990	917,506
Cheniere Energy, Inc.	3,146	892,709
Cisco Systems, Inc.	96,422	7,481,383
Citigroup, Inc.	99,902	11,329,886
Citizens Financial Group, Inc.	44,959	2,696,191
Coinbase Global, Inc., Class A(e)	1,640	286,360
Costco Wholesale Corp.	16,513	16,454,049
CRH PLC	50,079	5,264,304
Crown PropTech Acquisitions(c)(e)	84,264	66,810
Crown PropTech Acquisitions, Class A(e)	29,568	350,085
CSX Corp.	120,150	4,932,157
D.R. Horton, Inc.	24,520	3,364,634
Darden Restaurants, Inc.	807	158,204
Datadog, Inc., Class A(e)	5,842	689,648
Davidson Kempner Merchant Co-Investment Fund LP, (Acquired 03/31/22, Cost: $0)(e)(f)(h)	— (i)	4,015,153
Delta Air Lines, Inc.	70,365	4,677,865
Dick’s Sporting Goods, Inc.	817	162,003
EchoStar Corp., Class A(e)	25,894	3,031,411
Edwards Lifesciences Corp.(e)	38,112	3,052,009
Eli Lilly & Co.	19,412	17,854,575
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240)(c)(e)(f)	2,824	1,425,047
EQT Corp.	65,380	4,160,783
Estee Lauder Cos., Inc., Class A	7,936	569,567
EXO Imaging, Inc., (Acquired 06/24/21, Cost: $1,482,935)(c)(e)(f)	2,532	937
Security	Shares	Value
United States (continued)
Exxon Mobil Corp.	69,936	$ 11,865,342
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971)(c)(e)(f)	126,282	11,049,675
Fifth Third Bancorp	128,484	5,969,367
First Citizens BancShares, Inc., Class A	351	661,516
First Horizon Corp.	36,567	832,265
Flagstar Bank NA	209,364	2,757,324
Flyr AS, Series D X(c)(e)	421,209	4
Formentera Partners Fund II LP(c)(e)(h)	— (i)	3,598,961
Freeport-McMoRan, Inc.	140,514	8,259,413
Freewire Equity(c)(e)	45	—
GE Vernova, Inc.	3,652	3,187,831
General Electric Co.	25,042	7,106,168
Gilead Sciences, Inc.	15,750	2,195,077
Goldman Sachs Group, Inc.	2,162	1,829,030
Hilton Worldwide Holdings, Inc.	15,558	4,730,877
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(c)(e)(f)	2,660,000	1,596,000
Home Depot, Inc.	27,620	9,083,942
Honeywell International, Inc.	10,167	2,298,047
Intuit, Inc.	7,923	3,425,747
Intuitive Surgical, Inc.(e)	11,613	5,353,477
James Hardie Industries PLC(e)	6,191	117,257
Johnson & Johnson	27,177	6,643,146
JPMorgan Chase & Co.	42,798	12,589,460
KB Home	8,345	431,854
KLA Corp.	186	273,868
Lam Research Corp.	13,114	2,801,937
Latch, Inc.(e)	142,273	29,877
Lionsgate Studios Corp.(e)	95,306	913,984
Live Nation Entertainment, Inc.(e)	32,713	4,989,060
Lowe’s Cos., Inc.	128	30,244
Lumen Technologies, Inc.(e)	80,398	558,766
Marathon Petroleum Corp.	3,528	861,467
Marsh & McLennan Cos., Inc.	47,625	8,260,556
Mastercard, Inc., Class A	17,960	8,973,894
McDonald’s Corp.	19,580	6,085,268
McKesson Corp.	10,195	8,822,345
Merck & Co., Inc.	34,729	4,177,551
Meritage Homes Corp.	12,647	782,090
Meta Platforms, Inc., Class A	22,409	12,820,861
Micron Technology, Inc.	57,439	19,405,192
Microsoft Corp.(g)	71,721	26,548,963
MongoDB, Inc., Class A(e)	6,998	1,712,900
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(c)(e)(f)	816	—
Netflix, Inc.(e)	35,002	3,365,442
NextEra Energy, Inc.	118,465	11,003,029
NRG Energy, Inc.	2,261	330,422
NVIDIA Corp.(g)	184,747	32,219,877
OpenAI, Series C(c)(e)	1,184	814,221
Oracle Corp.	14,239	2,094,699
Palantir Technologies, Inc., Class A(e)	18,710	2,736,899
Palladyne AI Corp.(e)	7,517	45,628
Paramount Skydance Corp., Class B	3,734	33,681
Parker-Hannifin Corp.	5,245	4,695,534
PBF Energy, Inc., Class A	18,408	876,589
PepsiCo, Inc.	20,404	3,168,537
Philip Morris International, Inc.	30,063	4,970,616
Playstudios, Inc., Class A(e)	226,924	106,473
Progressive Corp.	36,075	7,151,508
QXO, Inc.(e)	19,226	373,369

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Relativity Space, Inc.(c)(e)	496	$ 511
RH(e)	740	103,467
Roche Holding AG	9,635	3,845,240
Rockwell Automation, Inc.	5,264	1,889,144
Ross Stores, Inc.	517	111,998
Rotor Acquisition Corp.(e)	3,978	24,147
Royal Caribbean Cruises Ltd.	524	144,194
RSA Security LLC(c)(e)	181,891	1
Sarcos Technology & Robotics Corp.(e)	160,743	975,711
Screaming Eagle Acquisition Crop., Pipe, (Acquired 05/14/24, Cost: $1,168,975)(e)(f)	115,000	1,091,416
ServiceNow, Inc.(e)	6,138	641,728
ServiceTitan, Inc., Class A(e)	10,149	644,055
Six Flags Entertainment Corp.(e)	28,907	513,099
SM Energy Co.	45,092	1,405,969
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(c)(e)(f)	12,621	91,755
Solaris Energy Infrastructure, Inc., Class A	11,857	670,039
Sonder Holdings, Inc., Class A(e)	37,498	—
Source Global PBC(c)(e)	4,622	370
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $1,663,335)(c)(e)(f)	20,535	10,813,526
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $1,785,240)(c)(e)(f)	22,040	11,606,044
Starbucks Corp.	2,070	185,451
Starz Entertainment Corp.(e)	3,086	35,489
Stryker Corp.	24,223	7,959,436
Synopsys, Inc.(e)	642	254,540
Targa Resources Corp.	11,063	2,773,826
Tesla, Inc.(e)	24,905	9,258,434
Thermo Fisher Scientific, Inc.	9,651	4,743,756
TJX Cos., Inc.	71,791	11,465,023
Toll Brothers, Inc.	2,006	273,759
TopBuild Corp.(e)	214	75,178
Trane Technologies PLC	15,268	6,362,786
Uber Technologies, Inc.(e)	19,844	1,427,379
Ulta Beauty, Inc.(e)	336	175,631
Union Pacific Corp.	17,730	4,301,653
United Airlines Holdings, Inc.(e)	12,803	1,178,772
UnitedHealth Group, Inc.	6,730	1,821,071
Valero Energy Corp.	13,215	3,265,162
Vertex Pharmaceuticals, Inc.(e)	5,181	2,313,524
Vertiv Holdings Co., Class A	10,479	2,625,828
Vistance Networks, Inc.(e)	53,631	976,084
Vistra Corp.	28,546	4,291,320
Walmart, Inc.	149,866	18,625,346
Walt Disney Co.	81,057	7,812,274
Wealthfront Corp.(e)	55,831	516,437
Wells Fargo & Co.	68,032	5,416,027
Williams Cos., Inc.	99,570	7,246,705
Wolfspeed, Inc.(e)	1,112	18,148
Security	Shares	Value
United States (continued)
Wynn Resorts Ltd.	2,780	$ 282,309
Zeitview, Series E3(c)(e)	664,755	674,454
		674,149,683
Total Common Stocks — 58.9% (Cost: $625,683,663)		880,189,355

		Par (000)
Corporate Bonds
Angola(b) — 0.1%
Azule Energy Finance PLC
8.25%, 01/22/31	USD	350	353,339
8.63%, 01/22/33		250	251,877
			605,216
Argentina(b) — 0.0%
Telecom Argentina SA, 9.25%, 05/28/33		93	96,666
Vista Energy Argentina SAU, 8.50%, 06/10/33		51	53,339
			150,005
Australia — 0.5%
AGL Energy Ltd., 5.77%, 09/30/35(d)	AUD	200	131,359
Oceana Australian Fixed Income Trust, A Note Upsize(c)
10.50%, 07/31/28		1,980	1,347,386
Class A, 12.50%, 07/31/26		2,822	1,956,775
Class A, 12.50%, 07/31/27		4,703	3,297,727
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(a)(d)		190	131,110
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(d)		250	167,832
			7,032,189
Belgium — 0.0%
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	196,262
Brazil — 0.1%
LD Celulose International GmbH, 7.95%, 01/26/32(b)		200	205,595
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)		181	161,987
Petrobras Global Finance BV, 6.75%, 01/27/41		96	93,485
Samarco Mineracao SA(j)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(d)		159	156,131
(9.00% PIK), 9.50%, 06/30/31(b)		34	33,443
Vale Overseas Ltd., 6.40%, 06/28/54		58	58,358
			708,999
Canada(b) — 0.8%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26		1,769	1,788,506
HR Ottawa LP, 11.00%, 03/31/31		9,417	10,464,540
			12,253,046
Chile(b) — 0.0%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)		285	298,751
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chile (continued)
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(j)(k)	USD	195	$ 177,189
WOM Mobile SA, (5.50% Cash and 6.25% PIK), 11.00%, 04/01/31(j)		14	13,598
			489,538
China — 0.1%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(k)		223	309,301
Fantasia Holdings Group Co. Ltd.(d)(e)(l)
6.95%, 12/17/21		320	4,480
11.75%, 04/17/22		520	5,720
9.25%, 07/28/23		1,200	13,500
Fortune Star BVI Ltd., 6.80%, 09/09/29(d)		200	188,985
Prosus NV, 4.03%, 08/03/50(d)		303	202,177
			724,163
Colombia — 0.0%
ABRA Global Finance, (6.00% Cash + 8.00% PIK), 14.00%, 10/22/29(b)(j)		168	153,818
Ecopetrol SA, 8.88%, 01/13/33		228	240,654
			394,472
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.27%, 02/24/31(a)	EUR	143	151,922
Finland(d) — 0.0%
Citycon Treasury BV, 5.38%, 07/08/31		100	106,491
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		152	175,077
			281,568
France — 0.7%
Atos SE, 9.73%, 12/18/29(d)(m)		208	271,097
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.78%, 07/18/30(a)(d)		100	112,244
Clariane SE, 0.88%, 03/06/27(d)(k)		247	168,137
Figeac Aero SA, (Acquired 07/16/25, Cost: $4,095,695), 7.79%, 07/23/30(c)(f)		3,520	3,992,510
Forvia SE, 5.50%, 06/15/31(d)		249	284,956
FR Bondco SAS, 6.88%, 10/31/32(d)		113	124,323
Goldstory SAS, 6.75%, 02/01/30(d)		317	358,205
Iliad Holding SAS, 6.88%, 04/15/31(d)		100	120,415
IPD 3 BV, 5.50%, 06/15/31(d)		182	197,562
Loxam SAS, 6.38%, 05/31/29(d)		583	691,551
Lune Holdings SARL, 5.63%, 11/15/28(d)		305	7,533
New Immo Holding SA, 4.88%, 12/08/28(d)		200	225,772
RCI Banque SA(a)(d)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		200	223,755
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		500	585,768
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $2,059,466), 7.13%, 09/30/29(c)(f)		2,085	2,409,655
Schneider Electric SE, Series SUFP, 1.25%, 09/23/33(d)(k)		400	459,339
			10,232,822
Germany — 0.6%
alstria SARL(d)
4.25%, 10/15/29		200	220,536
5.50%, 03/20/31		100	114,447
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 3.43%), 5.25%(a)(d)(n)		611	642,639
Security		Par (000)	Value
Germany (continued)
BRANICKS Group AG, 2.25%, 09/22/26(d)	EUR	100	$ 63,717
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(d)(m)		352	372,156
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(d)		200	226,335
Dynamo Newco II GmbH, 6.25%, 10/15/31(d)		118	120,960
Gruenenthal GmbH, 4.63%, 11/15/31(d)		111	125,730
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(d)(j)		249	300,903
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50% and 12.00% Cash or 12.00% PIK), 12.00%, 04/01/31(c)(j)		4,051	3,798,695
Mahle GmbH, 6.50%, 05/02/31(d)		489	571,507
Nidda Healthcare Holding GmbH, (3-mo. EURIBOR + 3.25%), 5.23%, 10/15/32(a)(d)		284	325,649
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.77%, 07/01/29(a)(d)		236	272,439
Schaeffler AG(d)
4.25%, 04/01/28		100	114,232
5.38%, 04/01/31		100	116,854
TAG Immobilien AG, 0.63%, 03/11/31(d)(k)		100	118,796
TUI Cruises GmbH, 5.00%, 05/15/30(d)		104	117,015
Vonovia SE, Series B, 0.88%, 05/20/32(d)(k)		100	109,475
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(d)(n)		164	191,562
ZF Europe Finance BV(d)
7.00%, 06/12/30		200	235,810
5.50%, 02/17/32		100	109,047
ZF North America Capital, Inc.(b)
6.88%, 04/14/28	USD	150	152,146
7.13%, 04/14/30		150	147,894
			8,568,544
India — 0.5%
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/30(c)(j)		2,472	2,536,607
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(d)		147	143,398
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(b)(c)		887	883,300
India Cleantech Energy, 4.70%, 08/10/26(d)		185	183,985
Muthoot Finance Ltd.(d)
6.38%, 03/02/30		415	408,775
5.75%, 08/04/30		200	192,100
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		200	197,292
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(c)		1,799	1,792,344
Vedanta Resources Finance II PLC
10.88%, 09/17/29(b)		389	407,283
10.88%, 09/17/29(d)		200	209,400
			6,954,484
Indonesia(d) — 0.0%
Freeport Indonesia PT, 6.20%, 04/14/52		200	193,786
Garuda Indonesia Persero Tbk PT, (6.50% Cash or 7.25% PIK), 6.50%, 12/28/31(j)		231	192,928
			386,714
Ireland(d) — 0.0%
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.61%, 05/15/28(a)	EUR	102	114,198

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Flutter Treasury DAC, 4.00%, 06/04/31	EUR	211	$ 235,400
Virgin Media O2 Vendor Financing Notes VII DAC, 7.50%, 07/15/33		100	101,292
			450,890
Israel — 0.0%
Energean PLC, 5.63%, 05/12/31(d)		100	112,455
Italy — 0.3%
Agrifarma SpA, 4.50%, 10/31/28(b)		1,382	1,583,556
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(d)		109	119,390
Bubbles Bidco SpA(d)
6.50%, 09/30/31		236	272,608
(3-mo. EURIBOR + 4.25%), 6.38%, 09/30/31(a)		131	151,473
Dolcetto Holdco SpA(d)
5.63%, 07/14/32		156	179,103
(3-mo. EURIBOR + 3.63%), 5.78%, 07/14/32(a)		100	115,477
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(a)(d)		180	204,635
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)		148	173,477
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(a)(d)(n)		200	229,033
Fedrigoni SpA, 6.13%, 06/15/31(d)		298	317,330
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(d)(j)		229	191,748
Fibercop SpA, 5.13%, 06/30/32(d)		100	114,430
FIS Fabbrica Italiana Sintetici SpA, (3-mo. EURIBOR + 3.25%), 5.28%, 02/05/31(a)(d)		100	113,323
Italmatch Chemicals SpA, (3-mo. EURIBOR + 4.13%), 6.15%, 02/05/31(a)(d)		100	111,460
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)		100	114,012
Lottomatica Group SpA(d)
4.88%, 01/31/31		148	172,417
(3-mo. EURIBOR + 3.25%), 5.26%, 06/01/31(a)		142	164,433
Pachelbel Bidco SpA(d)
7.13%, 05/17/31		137	158,417
(3-mo. EURIBOR + 4.25%), 6.28%, 05/17/31(a)		126	145,026
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.00%, 12/31/29(a)(d)		89	102,765
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	74	82,413
			4,816,526
Japan(d) — 0.1%
Nissan Motor Co. Ltd., 5.25%, 07/17/29	EUR	214	244,851
SoftBank Group Corp.
3.38%, 07/06/29		100	108,830
5.25%, 10/10/29		100	113,693
5.88%, 07/10/31		256	288,224
5.75%, 07/08/32		249	273,045
6.38%, 07/10/33		228	252,853
			1,281,496
Jersey(d) — 0.0%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29	GBP	285	289,483
Deepocean Ltd., 6.00%, 04/08/31	EUR	100	117,556
			407,039
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(d)	USD	297	293,937
Luxembourg — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(j)	EUR	227	290,304
Security		Par (000)	Value
Luxembourg (continued)
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(d)	EUR	185	$ 214,304
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(d)		284	320,876
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(b)	USD	250	262,546
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(d)	EUR	439	509,613
INEOS Finance PLC(d)
6.38%, 04/15/29		384	417,865
7.25%, 03/31/31		186	195,420
ION Platform Finance SARL(d)
7.88%, 05/01/29		274	294,233
6.50%, 09/30/30		119	113,995
6.88%, 09/30/32		100	92,204
Kleopatra Finco SARL, (6.00% PIK), 6.00%, 01/30/31(j)		332	339,247
Luna 25 SARL, 5.50%, 07/01/32(d)		100	113,690
Maxam Prill SARL, 6.00%, 07/15/30(d)		452	516,308
Summer BC Holdco B SARL(d)
5.88%, 02/15/30		200	198,844
(3-mo. EURIBOR + 4.25%), 6.23%, 02/15/30(a)		127	127,550
Vivion Investments SARL(d)
5.63%, 06/08/30		302	326,249
(6.50% Cash and 1.75% PIK), 8.25%, 08/31/28(j)		73	84,262
(6.50% PIK), 6.50%, 02/28/29(j)		252	291,074
			4,708,584
Macau(d) — 0.0%
SJM International Ltd., 6.50%, 01/15/31	USD	200	191,154
Studio City Finance Ltd., 5.00%, 01/15/29		200	187,474
			378,628
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29		207	217,172
5.95%, 01/28/31		188	179,812
			396,984
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(b)		317	332,316
Netherlands — 0.1%
Boels Topholding BV, 5.75%, 05/15/30(d)	EUR	328	380,908
VZ Secured Financing BV
5.00%, 01/15/32(b)	USD	200	171,439
5.25%, 01/15/33(d)	EUR	341	363,367
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	602	516,567
			1,432,281
Panama — 0.0%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(d)		237	219,980
Peru(b) — 0.0%
Marcobre SAC, 5.75%, 01/22/36		200	193,680
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		155	160,619
Volcan Cia Minera SAA, 8.50%, 10/28/32		99	100,722
			455,021
Philippines — 0.0%
San Miguel Global Power Holdings Corp., (5-year CMT + 7.12%), 8.38%(a)(d)(n)		200	195,844
Singapore — 0.0%
GLP Pte. Ltd., 9.75%, 05/20/28(d)		200	163,500
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(d)	EUR	102	$ 116,136
South Africa — 0.0%
Sasol Financing USA LLC, 6.50%, 09/27/28	USD	200	201,814
Stillwater Mining Co., 4.50%, 11/16/29(b)		200	188,278
			390,092
Spain(d) — 0.1%
Cirsa Finance International SARL
6.50%, 03/15/29	EUR	200	235,229
4.88%, 10/15/31		100	113,788
(3-mo. EURIBOR + 3.00%), 5.15%, 10/15/32(a)		100	115,046
Grifols SA, 7.50%, 05/01/30		100	119,549
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30(k)		100	133,577
			717,189
Sweden — 0.1%
Heimstaden AB, 7.36%, 01/24/31(d)		107	120,629
Intrum Investments And Financing AB, 8.00%, 09/11/27(d)		210	241,837
Verisure Holding AB, 7.13%, 02/01/28(b)		237	278,575
Verisure Midholding AB, 5.25%, 02/15/29(d)		300	345,256
			986,297
Switzerland(d) — 0.1%
Allwyn Entertainment Financing U.K. PLC, 4.63%, 08/15/31		174	192,754
gategroup Finance Luxembourg SA, 3.00%, 02/28/27	CHF	255	320,080
			512,834
Thailand(d) — 0.0%
Muangthai Capital PCL
6.88%, 09/30/28	USD	200	197,844
7.55%, 07/21/30		250	247,500
			445,344
Turkey — 0.0%
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(b)		200	203,252
Ukraine(j) — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
(7.13% PIK), 7.13%, 07/19/26(d)	EUR	232	220,556
(7.63% PIK), 7.63%, 11/08/28(b)	USD	270	210,371
			430,927
United Kingdom — 0.7%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $1,735,609), 06/19/26(c)(f)(j)(o)	GBP	1,355	1,255,518
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	100	118,611
Ardonagh Finco Ltd., 6.88%, 02/15/31(d)		625	717,423
Avianca Midco 2 PLC, 9.00%, 12/01/28(d)	USD	41	39,538
BCP V Modular Services Finance II PLC
6.13%, 11/30/28(b)	GBP	255	315,537
6.50%, 07/10/31(d)	EUR	382	375,156
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)		200	158,079
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(d)		238	259,187
Biffa Group Holdings Ltd.(d)
5.25%, 06/15/31		114	127,469
7.38%, 06/15/31	GBP	200	258,497
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(d)(j)		119	155,465
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(d)	EUR	196	218,986
Security		Par (000)	Value
United Kingdom (continued)
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP	100	$ 134,560
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(d)	EUR	162	187,238
Deuce Finco PLC, (3-mo. EURIBOR + 3.50%), 5.65%, 11/20/32(a)(d)		126	145,283
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP	495	675,847
Entain PLC, 4.88%, 11/30/31(d)	EUR	100	113,460
Froneri Lux FinCo SARL, 4.75%, 08/01/32(d)		300	327,554
Heathrow Finance PLC, 6.63%, 03/01/31(d)	GBP	298	391,183
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(d)	EUR	174	166,155
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	USD	200	205,079
Mobico Group PLC, 4.88%, 09/26/31(d)	EUR	302	270,221
Motion Finco SARL, 7.38%, 06/15/30(d)		101	100,814
Ocado Group PLC, 11.00%, 06/15/30(d)	GBP	146	192,675
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR	271	322,628
Stonegate Pub Co. Financing PLC(d)
10.75%, 07/31/29	GBP	138	180,849
(3-mo. EURIBOR + 6.63%), 8.62%, 07/31/29(a)	EUR	123	139,073
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(d)	GBP	770	689,804
Vmed O2 U.K. Financing I PLC(d)
4.00%, 01/31/29		100	123,826
5.63%, 04/15/32	EUR	824	872,487
Zegona Finance PLC, 6.75%, 07/15/29(d)		350	419,849
			9,658,051
United States — 6.2%
Alexander Funding Trust II, 7.47%, 07/31/28(b)	USD	130	136,882
AMC Networks, Inc.
4.25%, 02/15/29		1,617	1,362,294
4.25%, 02/15/29(k)		655	580,494
American Airlines Trust, Series 2025-1, Class B, 5.65%, 05/11/36		579	581,532
Ardagh Group SA
9.50%, 12/01/30(d)		304	319,006
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(d)(j)	EUR	414	392,890
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(b)(j)	USD	3,418	2,872,380
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		40	41,300
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., (3-mo. EURIBOR + 3.88%), 5.89%, 01/15/31(a)(d)	EUR	100	115,588
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(b)	USD	79	71,639
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(d)	EUR	128	141,897
Beignet Investor LLC, 6.58%, 05/30/49(b)	USD	3,027	3,112,229
Breeze Aviation Group, Inc., (20.00% PIK), (Acquired 01/26/24, Cost: $2,767,377), 20.00%, 01/30/28(c)(f)(j)		2,767	2,760,459
Centene Corp., 4.25%, 12/15/27		1,085	1,065,811
Cloud Software Group, Inc., 8.25%, 06/30/32(b)		159	150,801
Core Scientific, Inc., 0.00%, 06/15/31(b)(k)(p)		281	306,993
CSC Holdings LLC(b)
5.50%, 04/15/27		2,040	1,769,484
11.25%, 05/15/28		448	366,081
11.75%, 01/31/29		985	712,298
Darling Global Finance BV, 4.50%, 07/15/32(d)	EUR	196	225,428
Discovery Global Holdings, Inc., 3.76%, 03/15/27	USD	2,631	2,598,744
DISH Network Corp., 3.38%, 08/15/26(k)		174	167,736
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(j)		35	35,342
10.75%, 11/30/29		35	37,809

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
First Citizens BancShares, Inc., (5-year CMT + 1.97%), 6.25%, 03/12/40(a)	USD	1,202	$ 1,175,320
Flyr Secured Notes, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 9.44% Cash and 3.75% PIK), 10.00%, 01/20/27(c)(j)		1,194	72,605
Ford Motor Credit Co. LLC
6.95%, 06/10/26		1,001	1,003,357
4.54%, 08/01/26		399	398,441
5.13%, 11/05/26		806	807,665
4.27%, 01/09/27		807	803,312
Forestar Group, Inc., 5.00%, 03/01/28(b)		1,950	1,929,065
Frontier Communications Holdings LLC(b)
6.75%, 05/01/29		660	660,826
6.00%, 01/15/30		75	75,449
8.75%, 05/15/30		1,250	1,282,607
Frontier Florida LLC, Series E, 6.86%, 02/01/28		845	872,826
GoTo Group, Inc., 5.50%, 05/01/28(b)		1,003	443,294
Granite Ridge Resources, Inc., 8.88%, 11/05/29(b)		6,280	6,134,381
GS Finance Corp.(a)
6.11%, 02/17/31		507	492,449
7.35%, 02/17/31		1,052	1,023,856
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 5.75%, 05/15/28(b)		400	379,542
Iron Mountain, Inc., 4.75%, 01/15/34(d)	EUR	284	305,453
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	USD	316	280,589
King U.S. Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.31%, 12/01/32(a)(d)	EUR	179	205,883
Kronos International, Inc., 9.50%, 03/15/29(d)		200	198,596
Lessen Holdings, Inc., 12.18%, 01/05/28(b)(c)	USD	2,041	1,533,211
Level 3 Financing, Inc., 8.50%, 01/15/36(b)		772	805,514
MKS, Inc., 4.25%, 02/15/34(d)	EUR	378	417,428
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(d)		209	237,735
NCR Atleos Corp., 9.50%, 04/01/29(b)	USD	430	460,290
OAK-Eagle Acquireco, Inc., 07/01/33(d)(o)	EUR	356	420,291
Olympus Water U.S. Holding Corp., 6.13%, 02/15/33(d)		224	248,866
Pioneer Midco LLC, (10.50% Cash or 11.63% PIK), 10.50%, 11/18/30(b)(c)(j)	USD	5,527	5,520,124
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		1,822	1,819,595
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(d)	EUR	100	109,320
Resort Communities LoanCo LP, (13.00% PIK), 13.00%, 11/21/28(b)(c)(j)	USD	10,343	10,181,321
RingCentral, Inc., 8.50%, 08/15/30(b)		1,430	1,496,036
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)		595	608,877
Sabre GLBL, Inc.(b)
10.75%, 11/15/29		506	432,248
10.75%, 03/15/30		635	533,715
Seagate Data Storage Technology Pte. Ltd.(b)
8.25%, 12/15/29		639	671,070
5.88%, 07/15/30		55	55,904
8.50%, 07/15/31		326	341,793
9.63%, 12/01/32		550	611,274
Service Properties Trust, 0.00%, 09/30/28(b)(p)		1,185	1,078,107
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(d)	EUR	300	326,906
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)	USD	235	235,379
SM Energy Co., 5.00%, 10/15/26(b)		812	810,676
Security		Par (000)	Value
United States (continued)
Solaris Energy Infrastructure, Inc.(k)
4.75%, 05/01/30	USD	1,454	$ 3,450,342
0.25%, 10/01/31		3,782	4,722,772
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(c)(e)(j)(l)		10,938	1
Spirit Airlines Pass-Through Trust
Series 2015-1A, Class A, 4.10%, 10/01/29		45	43,973
Series 2015-1A, Class A, 3.65%, 08/15/31(e)(l)		1,341	1,225,031
Series 2017-1AA, Class AA, 3.38%, 08/15/31		511	477,562
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		2,575	2,362,562
Starz Capital Holdings LLC, 5.50%, 04/15/29(b)		112	91,280
Stem, Inc., 0.50%, 12/01/28(b)(k)		200	81,887
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		240	251,778
Texas Capital Bancshares, Inc.(a)
(1-day SOFR + 1.94%), 5.30%, 02/27/32		456	449,596
(5-year CMT + 3.15%), 4.00%, 05/06/31		794	792,688
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		211	202,201
Venture Global LNG, Inc., 8.13%, 06/01/28(b)		45	46,022
Westbay, 11.00%, 02/06/30(c)		9,314	9,197,575
Windstream Services LLC, 7.50%, 10/15/33(b)		65	67,577
Wolfspeed, Inc.
2.50%, 06/15/31(k)		12	17,115
2.50%, 06/15/31(b)(k)		5	7,131
(7.00% Cash or 12.00% PIK), 7.00%, 06/15/31(j)		13	10,651
Xerox Corp.(b)
10.25%, 10/15/30		1,625	1,218,750
13.50%, 04/15/31		113	55,653
			92,198,460
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		145	142,355
Total Corporate Bonds — 11.4% (Cost: $182,761,198)			170,576,362
Fixed Rate Loan Interests
United States — 0.6%
AMF MF Portfolio, Term Loan, 7.89%, 11/01/28(c)		1,986	2,062,804
CML ST Regis Aspen, Term Loan, 7.27%, 02/09/27(c)		6,479	6,519,002
Redstone Holdco 2 LP, 2026 PIK Fixed Third Out Term Loan B1, 12.00%, 12/31/30(j)		149	49,600
Total Fixed Rate Loan Interests — 0.6% (Cost: $8,492,753)			8,631,406
Floating Rate Loan Interests(a)
France — 0.1%
Kersia International SAS, 2026 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.63%, 12/18/30	EUR	1,000	1,142,269
Germany — 0.2%
Aviv Group GmbH, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.10%, 04/23/32		288	313,537
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Nidda Healthcare Holding AG, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 12/09/32	EUR	1,439	$ 1,658,533
Node AcquiCo GmbH, EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.46%, 12/08/32		1,000	1,149,516
			3,121,586
Ireland — 0.0%
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 5.69%, 05/17/27(c)		691	798,620
Jersey(c) — 0.5%
Vita Global FinCo Ltd.
EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 8.00%), 10.17%, 06/08/29		5,361	4,733,142
GBP Incremental Term Loan, (6-mo. SONIA + 8.00%), 11.73%, 06/08/29	GBP	3,339	3,237,339
			7,970,481
Luxembourg — 0.7%
Al Mansart (Luxembourg) Bidco SCS, Term Loan B, (6-mo. CME Term SOFR + 5.25%), 8.99%, 06/23/28(c)	USD	510	508,192
Cobham Ultra SeniorCo SARL, EUR Term Loan B, 08/06/29(q)	EUR	1,000	1,150,799
Garfunkelux Holdco 3 SA, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.75%), 6.88%, 08/01/28		3,515	3,913,830
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.39%, 06/23/31		1,000	1,024,372
Speed Midco 3 SARL, 2025 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 4.85%, 10/07/32		1,000	1,117,661
Tackle SARL, 2025 EUR Repriced Term Loan B2, (1- mo. EURIBOR at 0.00% Floor + 3.25%), 5.14%, 05/22/28		1,226	1,413,779
Traviata BV, 2025 EUR PIK Term Loan, (1-mo. EURIBOR at 0.00% Floor + 8.00%), 9.96%, 04/22/33(c)(j)		1,098	1,048,520
			10,177,153
Netherlands — 0.1%
Median BV, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.25%), 7.39%, 10/14/30		982	1,115,327
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 9.73%, 11/05/31	GBP	1,000	1,072,116
Norway — 0.0%
Sector Alarm Holding AS, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.01%, 06/14/32	EUR	407	465,842
Security		Par (000)	Value
Spain — 0.2%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.03%, 02/27/30	EUR	1,303	$ 1,454,833
Cervantes Bidco SL, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.02%, 12/03/31		742	853,106
			2,307,939
Sweden — 0.1%
Quimper AB, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.99%, 03/31/30		1,009	1,147,107
Verisure Holding AB, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.25%), 4.28%, 11/03/32		1,000	1,151,320
			2,298,427
United Kingdom — 0.2%
Boots Group Bidco Ltd., GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 4.50%), 8.23%, 08/30/32	GBP	1,159	1,531,202
CD&R Firefly Bidco PLC, 2025 GBP Term Loan, (3-mo. SONIA at 0.00% Floor + 4.75%), 8.48%, 04/29/29		1,000	1,318,491
			2,849,693
United States — 3.4%
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 6.88%), 10.54%, 12/21/27(c)	USD	3,010	2,934,398
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.11%, 02/01/30		2,548	2,388,973
Argento LLC, Term Loan A, 04/30/31(q)		1,874	1,799,040
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.47%, 07/31/28(c)		4,644	4,632,764
Coreweave Compute Acquisition Co. IV, LLC(c)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.70%, 05/16/29		333	333,880
2025 5th Amendment Delayed Draw Term Loan, 7.95%, 09/30/30		226	219,580
Coreweave Compute Acquisition Co., IV, LLC, 2026 Fixed Delayed Draw Term Loan, 12/31/31(q)		4,292	4,281,270
CPV Fairview LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 08/14/31		1,281	1,273,834
Crescent Midstream Operating LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 02/18/33		2,865	2,870,959
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		570	501,269
EIS Group, Inc.(c)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.67%, 07/10/28		373	338,385
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.67%, 07/10/28		3,734	3,383,850
Electronic Arts, Inc., EUR Term Loan B, 03/24/33(q)	EUR	1,000	1,143,899
Galaxy Universal LLC, 1st Lien Term Loan, 10.05%, 05/12/28(c)	USD	13,161	12,289,670
GoTo Group, Inc.
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.90%), 8.57%, 04/28/28		204	167,064
2024 Second Out Term Loan, (3-mo. CME Term SOFR + 4.90%), 8.57%, 04/28/28		459	136,181

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 9.43%, 10/25/28(c)	USD	1,772	$ 885,865
Indy U.S. Bidco LLC, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.64%, 10/31/30	EUR	884	1,006,949
Kestrel Acquisition, LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.76%, 11/06/31	USD	1,079	1,078,607
Maverick Gaming LLC, 2024 Second Out Term Loan, 0.00%, 04/01/28(c)(e)(l)		907	35,557
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.77%, 11/01/29		1,052	84,160
Montage Hotels & Resorts LLC(c)(j)
PIK Revolver, (3-mo. CME Term SOFR + 6.00%), 9.71%, 02/16/29		443	418,066
PIK Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.65%, 02/16/29		1,284	1,212,049
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/12/32(c)		1,033	1,035,810
Redstone Holdco 2 LP
2026 Second Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.17%, 12/31/30		1,092	402,017
2026 Tranche A1 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.14%, 12/31/30		1,500	1,309,995
2026 Tranche A2 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 12/31/30		265	198,327
RunItOneTime LLC(c)
2nd Amendment Final New Money DIP Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), 16.17%, 04/16/26		318	317,118
2nd Amendment Roll Up Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00% and 11.50% PIK), 16.17%, 04/16/26(j)		550	543,260
Roll-Up DIP Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00% and 11.50% PIK), 16.17%, 04/16/26(j)		27	26,530
Tenaska Westmoreland Management LLC, Term Loan B, (3-mo. SOFR + 2.25%), 5.88%, 02/18/33(c)		835	830,825
Verifone Systems, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.51%), 9.18%, 08/18/28		1,738	1,632,150
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.78%, 07/24/32		1,008	1,002,078
Xerox Corp., 2023 Non-CoOp Term Loan, (6-mo. CME Term SOFR + 4.00%), 7.70%, 11/19/29		629	396,502
			51,110,881
Total Floating Rate Loan Interests — 5.6% (Cost: $92,442,304)			84,430,334
Security		Par (000)	Value
Foreign Agency Obligations
Angola — 0.0%
Angola Government International Bonds, 8.75%, 04/14/32(b)	USD	227	$ 220,304
Argentina — 0.0%
Argentine Republic Government International Bonds, 1.75%, 07/09/30(m)		109	91,711
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32(d)		257	231,011
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		196	200,116
Chile — 0.0%
Chile Government International Bonds
3.75%, 01/14/32	EUR	111	127,097
4.34%, 03/07/42	USD	278	243,806
			370,903
Colombia — 0.0%
Colombia Government International Bonds, 7.75%, 11/07/36		243	248,601
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(b)		210	227,850
Dominican Republic(b) — 0.1%
Dominican Republic International Bonds
4.50%, 01/30/30		420	399,000
7.05%, 02/03/31		272	281,248
6.95%, 03/15/37		233	236,956
			917,204
Egypt — 0.0%
Egypt Government International Bonds
5.63%, 04/16/30(d)	EUR	214	231,039
8.50%, 01/31/47(b)	USD	200	172,375
			403,414
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(d)		248	232,031
Guatemala(b) — 0.1%
Guatemala Government Bonds
7.05%, 10/04/32		210	224,700
6.60%, 06/13/36		230	240,741
			465,441
Hungary — 0.1%
Hungary Government International Bonds, 5.50%, 03/26/36(b)		200	194,500
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)	EUR	254	307,813
			502,313
Indonesia — 0.0%
Indonesia Government International Bonds, 3.88%, 01/15/33		110	123,568
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
5.88%, 10/17/31(d)	EUR	251	$ 283,011
8.08%, 04/01/36(b)	USD	200	203,217
			486,228
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(b)		249	255,462
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(b)		201	201,251
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)		300	300,750
Mexico Government International Bonds
5.63%, 09/22/35		321	310,407
6.13%, 02/09/38		200	195,400
5.13%, 03/19/38	EUR	100	111,569
			918,126
Montenegro — 0.0%
Montenegro Government International Bonds, 2.88%, 12/16/27(d)		186	209,546
Morocco(b) — 0.0%
Morocco Government International Bonds
5.95%, 03/08/28	USD	200	203,340
4.75%, 04/02/35	EUR	200	227,471
			430,811
Nigeria — 0.0%
Nigeria Government International Bonds, 10.38%, 12/09/34(b)	USD	200	228,800
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(d)		227	236,708
Paraguay — 0.0%
Paraguay Government International Bonds, 2.74%, 01/29/33(d)		395	347,205
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 5.50%, 05/06/30(b)		200	203,055
Peru Government International Bonds
2.78%, 01/23/31		152	138,772
1.86%, 12/01/32		142	117,008
			458,835
Poland — 0.0%
Republic of Poland Government International Bonds
Series 10Y, 4.88%, 10/04/33		48	47,896
Series 30Y, 5.50%, 04/04/53		149	136,999
			184,895
Republic of North Macedonia — 0.0%
North Macedonia Government International Bonds, 6.96%, 03/13/27(d)	EUR	187	219,293
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27(b)	USD	46	45,965
2.12%, 07/16/31(d)	EUR	224	222,207
4.63%, 03/04/33(b)		120	129,426
6.25%, 09/10/34(b)		215	251,614
Security		Par (000)	Value
Romania (continued)
Romanian Government International Bonds (continued)
6.75%, 07/11/39(b)	EUR	82	$ 94,437
6.50%, 10/07/45(b)		108	119,252
			862,901
Saudi Arabia — 0.1%
Saudi Government International Bonds, 5.00%, 01/18/53(b)	USD	658	555,675
Serbia — 0.0%
Serbia International Bonds
6.50%, 09/26/33(d)		200	208,442
6.00%, 06/12/34(b)		236	236,000
			444,442
South Africa — 0.0%
Republic of South Africa Government International Bonds, Series 30Y, 5.75%, 09/30/49		475	368,125
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(b)		200	198,000
Turkey — 0.0%
Turkiye Government International Bonds, Series 7Y, 7.13%, 02/12/32		226	226,339
Ukraine(b)(m) — 0.0%
Ukraine Government International Bonds
6.00%, 02/01/29		75	52,698
3.00%, 02/01/30		7	4,002
3.00%, 02/01/34		26	10,910
6.00%, 02/01/34		50	26,650
3.00%, 02/01/35		22	9,913
3.00%, 02/01/36		18	8,242
			112,415
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		216	195,696
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR	221	257,044
Total Foreign Agency Obligations — 0.8% (Cost: $11,431,160)			11,632,264

	Shares
Grantor Trust
United States — 1.1%
SPDR Gold Shares(e)(g)(h)	38,130	16,406,958
Total Grantor Trust — 1.1% (Cost: $14,689,286)		16,406,958
Investment Companies
United States — 1.2%
iShares China Large-Cap ETF(r)	77,200	2,771,480
iShares MSCI Brazil ETF(r)	13,963	536,040
iShares Russell 2000 ETF(r)	13,900	3,447,200
KraneShares CSI China Internet ETF	50,850	1,445,665
State Street SPDR S&P Biotech ETF	45,000	5,747,850
State Street SPDR S&P Homebuilders ETF	8,193	808,813

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
State Street SPDR S&P Regional Banking ETF	17,277	$ 1,125,597
VanEck Semiconductor ETF	3,593	1,377,556
Total Investment Companies — 1.2% (Cost: $15,052,361)		17,260,201

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	315	332,084
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(a)(e)(l)		4,361	2,660,171
Texas — 0.0%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		520	520,442
Total Municipal Bonds — 0.2% (Cost: $2,841,174)			3,512,697
Non-Agency Mortgage-Backed Securities
United States — 3.5%
Ajax Mortgage Loan Trust(b)
Series 2020-C, Class C, 0.01%, 09/27/60		9	175
Series 2021-E, Class B3, 3.82%, 12/25/60(a)		945	508,507
Series 2021-E, Class SA, 0.00%, 12/25/60(a)		2	744
Series 2021-E, Class XS, 0.00%, 12/25/60(a)		11,286	352,178
BFLD Trust, Series 2021-EYP, Class E, (1 mo. Term SOFR + 3.81%), 7.49%, 10/15/35(a)(b)		790	5,933
CSMC(a)(b)
Series 2020-FACT, Class E, (1 mo. Term SOFR + 5.48%), 9.15%, 10/15/37		730	662,475
Series 2022-LION, Class A, (1 mo. Term SOFR + 3.44%), 7.11%, 02/15/27(c)		3,400	3,384,974
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,402,751
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 5.12%, 05/25/60(a)(b)		7,510	4,351,879
FREMF Trust, Series 2018-W5FX, Class C, 3.42%, 04/25/28(a)(b)		437	410,826
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,602	3,308,233
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51		41,512	1,197,627
Series 2021-1, Class AX1, 0.12%, 06/25/51		168,456	1,025,728
Series 2021-1, Class AX4, 0.40%, 06/25/51		10,757	247,853
Series 2021-1, Class B4, 3.02%, 06/25/51		751	620,321
Series 2021-1, Class B5, 3.02%, 06/25/51		901	698,040
Series 2021-1, Class B6, 2.78%, 06/25/51		1,534	724,877
Series 2021-4, Class B4, 2.90%, 08/25/51		1,125	898,115
Series 2021-4, Class B5, 2.90%, 08/25/51		843	662,062
Series 2021-4, Class B6, 2.90%, 08/25/51		2,209	957,773
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. Term SOFR + 0.71%), 4.39%, 06/25/37(a)(b)		2,535	2,207,453
Security		Par (000)	Value
United States (continued)
MCM Trust(c)
0.00%, 09/25/31	USD	4,375	$ 3,365,942
2.50%, 09/25/31		6,153	5,912,627
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 3.95%, 02/25/59		9,329	7,526,684
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55		1,370	1,192,644
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55		1,022	908,509
Seasoned Loans Structured Transaction Trust(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60		1,398	1,390,645
Series 2020-3, Class M1, 4.75%, 04/26/60		1,394	1,382,122
Starwood Mortgage Residential Trust, Series 2020- INV, Class B2, 4.26%, 11/25/55(b)		1,225	1,047,584
TVC DSCR(c)
Series 2021-1, 0.00%, 03/25/28		1,323	1,007,134
Series 2021-1, Class A, 2.38%, 02/01/51		2,034	1,920,083
Verus Securitization Trust, Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(b)		2,735	2,336,721
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12-mo. MTA + 0.81%), 4.67%, 07/25/47(a)		902	768,097
Wells Fargo Commercial Mortgage Trust, Series 2019- C50, Class XA, 1.39%, 05/15/52(a)		21,633	688,928
Total Non-Agency Mortgage-Backed Securities — 3.5% (Cost: $56,163,888)			53,076,244
Preferred Securities
Capital Trusts — 0.3%(a)
France(d)(n) — 0.1%
Air France-KLM, 5.75%	EUR	100	112,462
Electricite de France SA, 5.63%		200	236,391
Unibail-Rodamco-Westfield SE, 4.75%		200	228,673
Veolia Environnement SA, 4.32%		100	112,118
			689,644
Germany(d) — 0.1%
Bayer AG, 5.38%, 03/25/82		300	345,061
Volkswagen International Finance NV(n)
5.49%		100	115,359
5.99%		100	115,528
			575,948
Hong Kong — 0.0%
Cas Capital No. 2 Ltd., 6.25%(d)(n)	USD	200	196,720
Japan — 0.0%
Rakuten Group, Inc., 4.25%(d)(n)	EUR	200	224,146
Luxembourg — 0.0%
Vivion Investments SARL, 8.13%(d)(n)		200	193,457
Singapore — 0.0%
Lendlease Asia Treasury Pte. Ltd., 3.90%(d)(n)	SGD	250	192,016
Spain — 0.0%
Telefonica Emisiones SA, 4.88%(d)(n)	EUR	200	219,587
Thailand — 0.0%
GC Treasury Center Co. Ltd., 6.50%(d)(n)	USD	250	242,075
United Kingdom — 0.0%
Centrica PLC, 6.50%, 05/21/55(d)	GBP	394	522,802
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States(n) — 0.1%
Stellantis NV(d)
6.88%	EUR	275	$ 299,631
8.25%	GBP	250	316,225
Venture Global LNG, Inc., 9.00%(b)	USD	953	949,232
			1,565,088
			4,621,483

	Shares
Preferred Stocks — 4.8%
China — 0.8%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,390,747)(c)(e)(f)	40,071	11,581,721
Finland — 0.1%
Aiven, Series D(c)(e)	37,890	1,883,133
Germany — 0.0%
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $4,145,649)(c)(e)(f)	780	—
United Kingdom — 0.0%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $3,926,032)(c)(e)(f)	114,500	400,098
United States — 3.9%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $1,800,187)(c)(e)(f)	3,333	410,359
Bright Machines, Inc.(c)(e)
Series C	472,899	99,309
Series C-1	985,059	78,805
Cap Hill Brands, Series B-2(c)(e)	1,185,824	12
Clarify Health, Series D-1(c)(e)	345,315	825,303
CoreWeave, Inc., Series C, 03/25/49(c)	1,579,000	1,500,050
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(c)(e)(f)	40,470	6,535,500
Davidson Homes, Inc.(c)(e)	7,345	8,100,213
Dream Finders Homes, Inc., Series A(c)	10,172	10,082,995
EXO Imaging, Inc., Series D, (Acquired 08/14/24, Cost: $71,814)(c)(e)(f)	117,667	87,074
HawkEye 360, Inc., Series D-1(c)(e)	406,081	9,157,127
Jumpcloud, Inc.(c)(e)(f)
Series E-1, (Acquired 10/30/20, Cost: $2,052,443)	1,125,428	2,059,533
Series F, (Acquired 09/03/21, Cost: $443,302)	74,023	180,616
Lessen Holdings, Inc.(c)(e)
Series BX	489,075	5
Series CX	25,831	—
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(c)(e)(f)	196,272	2
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(c)(e)(f)	36,048	1,490,585
RapidSOS, Series C-1(c)(e)	1,707,127	1,809,555
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(c)(e)(f)	13,158	485,135
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, Cost: $1,183,000), 12/31/79(c)(e)(f)	1,183	1,608,312
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(c)(e)(f)	45,203	395,526
Ursa Major Technologies, Inc.(c)(e)(f)
Series C, (Acquired 09/13/21, Cost: $1,732,297)	290,420	1,396,920
Series D, (Acquired 10/14/22, Cost: $235,803)	35,579	175,760
Security	Shares	Value
United States (continued)
Usa Rare Earth, Inc., (Acquired 01/26/26, Cost: $2,464,588)(e)(f)	114,632	$ 1,734,956
Verger Capital Fund LLC(c)(e)	341,505	54,641
Veritas Newco(c)(e)
Series G	8,968	170,392
Series G-1	6,197	117,743
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,906,958), 10/07/32(c)(e)(f)	1,681,498	8,996,014
		57,552,442
		71,417,394
Total Preferred Securities — 5.1% (Cost: $84,188,831)		76,038,877

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL06, Class XFX, 1.36%, 12/25/29(a)	USD	17,820	748,294
Mortgage-Backed Securities(s) — 14.8%
Uniform Mortgage-Backed Securities
2.50%, 04/13/56		1,830	1,538,344
3.00%, 04/13/56		15,100	13,260,510
3.50%, 04/13/56 - 05/13/56		124,269	113,878,444
4.50%, 04/13/56		39,577	38,192,029
5.50%, 04/13/56		24,954	25,068,936
6.00%, 04/13/56 - 05/13/56		28,977	29,521,446
			221,459,709
Total U.S. Government Sponsored Agency Securities — 14.9% (Cost: $224,321,016)			222,208,003

	Shares
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(e)	25,681	20
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(c)(e)(f)	21,889	219
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Issued 12/19/23, Expires 11/17/30, Strike Price GBP 0.01)(c)(e)(f)	137,950	7,304
United States(e) — 0.5%
Crown PropTech Acquisitions(c)	74,120	9,161
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	44,352	2,661
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(c)	50,977	34,664

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
EVgo, Inc., (Expires 06/28/26, Strike Price USD 11.50)	40,220	$ 965
Flyr AS, Series D, (Expires 12/31/49)(c)	5,990	—
HawkEye 360, Inc., Series D-1, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD(c)	173,677	3,610,745
HawkEye 360, Inc., Series D-1, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(c)	19,736	355,051
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	11,689	63
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	10,196	4
New York Community Bancorp, Inc., Series C, PIPE, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(c)(f)	550	1,446,929
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	60,706	468
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	68,671	4,306
RapidSOS, Inc., Series C-1, (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(c)	946,544	993,871
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD	25,291	1,586
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(c)	261,005	3
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(c)	26,165	—
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(c)(f)	207,248	816,557
Volato Group, Inc., (Acquired 12/03/23, Cost: $48,765), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(f)	48,765	390
		7,277,424
Total Warrants — 0.5% (Cost: $614,235)		7,284,967
Total Long-Term Investments — 108.1% (Cost: $1,388,722,077)		1,614,826,700
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(r)(t)	29,223,021	29,223,021
Total Short-Term Securities — 2.0% (Cost: $29,223,021)		29,223,021
Options Purchased — 0.2% (Cost: $9,699,781)		3,425,655
Total Investments Before TBA Sale Commitments and Options Written — 110.3% (Cost: $1,427,644,879)		1,647,475,376

Security		Par (000)	Value
TBA Sale Commitments(s)
United States — (3.1)%
Uniform Mortgage-Backed Securities
3.50%, 04/13/56	USD	(35,401)	$ (32,450,115)
6.00%, 04/13/56		(12,900)	(13,149,331)
Total TBA Sale Commitments — (3.1)% (Proceeds: $(45,404,462))			(45,599,446)
Options Written — (0.7)% (Premiums Received: $(10,568,534))			(10,815,092)
Total Investments, Net of TBA Sale Commitments and Options Written — 106.5% (Cost: $1,371,671,883)			1,591,060,838
Liabilities in Excess of Other Assets — (6.5)%			(96,833,230)
Net Assets — 100.0%			$ 1,494,227,608

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $92,196,686, representing 6.2% of its net assets as of period end, and an original cost of $73,489,614.

(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	All or a portion of the security is held by a wholly-owned subsidiary.
(i)	Investment does not issue shares.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Convertible security.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Perpetual security with no stated maturity date.
(o)	When-issued security.
(p)	Zero-coupon bond.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Affiliate of the Trust.
(s)	Represents or includes a TBA transaction.
(t)	Annualized 7-day yield as of period end.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 19,221,797	$ 10,001,224 (a)	$ —	$ —	$ —	$ 29,223,021	29,223,021	$ 243,665	$ —
iShares China Large-Cap ETF	2,955,988	—	—	—	(184,508)	2,771,480	77,200	—	—
iShares MSCI Brazil ETF	443,605	—	—	—	92,435	536,040	13,963	—	—
iShares Russell 2000 ETF	—	3,437,112	—	—	10,088	3,447,200	13,900	—	—
				$ —	$ (81,985)	$ 35,977,741		$ 243,665	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	40	04/28/26	$ 1,820	$ (10,816)
Euro BOBL	302	06/08/26	40,293	(604,448)
Euro Bund	22	06/08/26	3,189	(65,118)
Euro-Schatz	40	06/08/26	4,889	(41,417)
Short Term Euro BTP	104	06/08/26	12,724	(116,057)
KOSPI 200 Index	52	06/11/26	6,359	(668,759)
Nikkei 225 Index	48	06/11/26	15,965	(412,048)
10-Year Australian Treasury Bonds	51	06/15/26	3,792	(37,126)
3-Year Australian Treasury Bonds	242	06/15/26	17,307	(89,974)
E-mini Russell 2000 Index	68	06/18/26	8,541	(34,090)
U.S. Long Bond	170	06/18/26	19,316	(573,992)
Ultra U.S. Treasury Bond	171	06/18/26	19,889	(332,098)
10-Year Canadian Bond	22	06/19/26	1,898	(38,171)
Euro Stoxx Banks Index	192	06/19/26	2,593	(74,416)
Long Gilt	26	06/26/26	3,021	(171,585)
2-Year U.S. Treasury Note	1,656	06/30/26	343,568	(1,468,330)
3-Month SOFR	88	03/14/28	21,251	(21,985)
3-Month SOFR	88	03/20/29	21,229	4,437
				(4,755,993)
Short Contracts
30-Year Euro Buxl Bond	19	06/08/26	2,421	28,971
Euro BTP	18	06/08/26	2,419	83,343
Euro OAT	7	06/08/26	960	23,908
10-Year Japanese Government Treasury Bonds	14	06/15/26	11,495	146,404
10-Year U.S. Treasury Note	762	06/18/26	84,570	1,469,743
10-Year U.S. Ultra Long Treasury Note	1,543	06/18/26	175,034	3,440,866
NASDAQ 100 E-Mini Index	147	06/18/26	70,310	2,874,860
S&P 500 E-Mini Index	545	06/18/26	179,053	4,598,810
Euro Stoxx 50 Index	245	06/19/26	15,561	411,713
5-Year U.S. Treasury Note	760	06/30/26	82,211	178,761
				13,257,379
				$ 8,501,386

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	200,793	EUR	171,331	JPMorgan Chase Bank N.A.	04/16/26	$ 2,629
USD	259,004	EUR	221,000	JPMorgan Chase Bank N.A.	04/16/26	3,392
USD	297,437	EUR	253,794	JPMorgan Chase Bank N.A.	04/16/26	3,895
USD	116,826	EUR	99,679	Morgan Stanley & Co. International PLC	04/16/26	1,536
USD	125,525	EUR	107,106	Morgan Stanley & Co. International PLC	04/16/26	1,645
USD	129,648	EUR	110,624	Morgan Stanley & Co. International PLC	04/16/26	1,699
USD	203,573	EUR	173,701	Morgan Stanley & Co. International PLC	04/16/26	2,668
USD	232,697	EUR	198,552	Morgan Stanley & Co. International PLC	04/16/26	3,049
USD	234,324	EUR	199,940	Morgan Stanley & Co. International PLC	04/16/26	3,070
USD	448,345	EUR	382,556	Morgan Stanley & Co. International PLC	04/16/26	5,875
USD	489,645	EUR	417,796	Morgan Stanley & Co. International PLC	04/16/26	6,416
USD	579,795	EUR	494,718	Morgan Stanley & Co. International PLC	04/16/26	7,597
USD	2,014,804	EUR	1,719,158	Morgan Stanley & Co. International PLC	04/16/26	26,401
USD	140,572	EUR	119,909	State Street Bank and Trust Co.	04/16/26	1,884
BRL	8,340,119	USD	1,556,457	HSBC Bank PLC	06/17/26	26,822
EUR	3,138,800	USD	3,629,300	Bank of America N.A.	06/17/26	11,289
EUR	1,390,464	USD	1,605,179	Citibank N.A.	06/17/26	7,574
EUR	3,302,145	USD	3,816,067	HSBC Bank PLC	06/17/26	13,981
EUR	4,297,240	USD	4,972,517	Morgan Stanley & Co. International PLC	06/17/26	11,709
EUR	313,796	USD	363,646	State Street Bank and Trust Co.	06/17/26	315
EUR	379,799	USD	439,732	State Street Bank and Trust Co.	06/17/26	784
EUR	749,889	USD	868,110	State Street Bank and Trust Co.	06/17/26	1,661
JPY	33,233,084	USD	210,358	Societe Generale	06/17/26	380
JPY	54,325,745	USD	343,542	Societe Generale	06/17/26	949
JPY	57,269,179	USD	361,361	Societe Generale	06/17/26	1,795
USD	240,039	AUD	337,505	Deutsche Bank AG	06/17/26	7,436
USD	1,199,393	AUD	1,683,284	Deutsche Bank AG	06/17/26	39,301
USD	5,847,698	AUD	8,206,356	Deutsche Bank AG	06/17/26	192,008
USD	164,725	AUD	233,441	JPMorgan Chase Bank N.A.	06/17/26	3,841
USD	10,972,008	CAD	14,838,101	Societe Generale	06/17/26	270,040
USD	204,431	CAD	278,430	Toronto-Dominion Bank	06/17/26	3,614
USD	6,825,599	CHF	5,255,786	UBS AG	06/17/26	197,786
USD	3,802,822	CNY	26,069,071	BNP Paribas SA	06/17/26	8,639
USD	9,894,684	DKK	63,244,277	JPMorgan Chase Bank N.A.	06/17/26	73,639
USD	2,584,661	EUR	2,226,122	Bank of America N.A.	06/17/26	2,656
USD	5,281,040	EUR	4,545,000	Bank of America N.A.	06/17/26	9,446
USD	85,953,235	EUR	73,605,179	JPMorgan Chase Bank N.A.	06/17/26	581,036
USD	147,183,460	EUR	126,043,970	JPMorgan Chase Bank N.A.	06/17/26	989,250
USD	1,241,197	EUR	1,066,992	Morgan Stanley & Co. International PLC	06/17/26	3,629
USD	854,958	EUR	735,229	Standard Chartered Bank	06/17/26	2,190
USD	195,003	EUR	167,376	State Street Bank and Trust Co.	06/17/26	869
USD	892,781	EUR	766,181	State Street Bank and Trust Co.	06/17/26	4,113
USD	1,265,199	GBP	951,039	Deutsche Bank AG	06/17/26	6,687
USD	1,008,838	GBP	755,137	JPMorgan Chase Bank N.A.	06/17/26	9,563
USD	8,854,327	GBP	6,593,745	JPMorgan Chase Bank N.A.	06/17/26	128,808
USD	42,204,648	GBP	31,425,699	JPMorgan Chase Bank N.A.	06/17/26	618,943
USD	259,324	GBP	193,596	Morgan Stanley & Co. International PLC	06/17/26	3,137
USD	304,431	GBP	228,740	Standard Chartered Bank	06/17/26	1,739
USD	409,988	GBP	305,457	Standard Chartered Bank	06/17/26	5,776
USD	469,220	GBP	350,960	State Street Bank and Trust Co.	06/17/26	4,793
USD	1,133,570	GBP	844,317	Toronto-Dominion Bank	06/17/26	16,283
USD	543,812	GBP	410,043	UBS AG	06/17/26	1,201
USD	1,046,021	GBP	782,717	UBS AG	06/17/26	10,249
USD	1,455,811	GBP	1,093,456	UBS AG	06/17/26	8,838
USD	12,597,542	HKD	98,146,050	Goldman Sachs International	06/17/26	31,022
USD	298,426	JPY	46,686,423	BNP Paribas SA	06/17/26	2,378
USD	602,150	JPY	94,151,766	Deutsche Bank AG	06/17/26	5,114
USD	211,262	JPY	33,280,913	Societe Generale	06/17/26	221
USD	508,937	JPY	79,098,588	Societe Generale	06/17/26	7,356
USD	669,095	JPY	105,392,912	Societe Generale	06/17/26	776
USD	949,530	JPY	148,441,206	Societe Generale	06/17/26	8,233
USD	10,248,440	JPY	1,604,936,109	Toronto-Dominion Bank	06/17/26	71,203
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,929,766	KRW	23,396,365,972	BNP Paribas SA	06/17/26	$ 343,099
USD	1,043,613	MXN	18,799,123	Citibank N.A.	06/17/26	1,174
USD	195,295	NOK	1,881,150	HSBC Bank PLC	06/17/26	1,129
USD	458,563	SEK	4,178,345	Barclays Bank PLC	06/17/26	15,495
USD	801,226	SEK	7,304,357	Morgan Stanley & Co. International PLC	06/17/26	26,678
USD	202,704	SGD	256,172	State Street Bank and Trust Co.	06/17/26	2,396
USD	20,676,405	TWD	656,889,400	UBS AG	06/17/26	235,804
USD	765,842	ZAR	12,539,216	BNP Paribas SA	06/17/26	29,058
USD	771,491	AUD	1,080,000	Barclays Bank PLC	06/18/26	27,186
						4,162,847
EUR	13,220	USD	15,493	Toronto-Dominion Bank	04/16/26	(203)
AUD	318,906	USD	223,875	Toronto-Dominion Bank	06/17/26	(4,090)
AUD	299,396	USD	207,067	UBS AG	06/17/26	(728)
BRL	44,682,511	USD	8,483,001	Morgan Stanley & Co. International PLC	06/17/26	(523)
CAD	11,008,077	USD	8,141,633	BNP Paribas SA	06/17/26	(202,067)
CHF	12,872	USD	16,717	Toronto-Dominion Bank	06/17/26	(485)
CHF	69,608	USD	89,384	UBS AG	06/17/26	(1,604)
CNH	27,643,764	USD	4,045,325	HSBC Bank PLC	06/17/26	(10,587)
DKK	6,838,535	USD	1,069,714	Toronto-Dominion Bank	06/17/26	(7,775)
EUR	16,989,301	USD	19,838,665	JPMorgan Chase Bank N.A.	06/17/26	(133,340)
EUR	338,536	USD	393,983	Morgan Stanley & Co. International PLC	06/17/26	(1,326)
EUR	162,951	USD	190,619	Toronto-Dominion Bank	06/17/26	(1,618)
EUR	5,934,073	USD	6,909,062	Toronto-Dominion Bank	06/17/26	(26,327)
EUR	893,162	USD	1,039,647	UBS AG	06/17/26	(3,698)
EUR	932,220	USD	1,083,956	UBS AG	06/17/26	(2,706)
GBP	140,521	USD	187,041	HSBC Bank PLC	06/17/26	(1,089)
GBP	4,533,864	USD	6,089,348	JPMorgan Chase Bank N.A.	06/17/26	(89,675)
GBP	372,262	USD	498,292	Societe Generale	06/17/26	(5,676)
GBP	227,696	USD	302,972	State Street Bank and Trust Co.	06/17/26	(1,661)
HKD	872,797	USD	111,943	HSBC Bank PLC	06/17/26	(191)
HKD	1,177,793	USD	151,199	UBS AG	06/17/26	(396)
IDR	7,455,623,195	USD	441,297	Goldman Sachs International	06/17/26	(3,066)
INR	74,786,626	USD	804,668	JPMorgan Chase Bank N.A.	06/17/26	(15,975)
JPY	3,021,780,014	USD	19,299,860	Deutsche Bank AG	06/17/26	(138,117)
JPY	49,418,668	USD	316,095	HSBC Bank PLC	06/17/26	(2,721)
JPY	28,059,338	USD	178,713	Societe Generale	06/17/26	(783)
JPY	88,642,212	USD	563,096	Societe Generale	06/17/26	(998)
MXN	42,036,021	USD	2,334,686	Bank of America N.A.	06/17/26	(3,727)
MXN	109,878,455	USD	6,200,536	State Street Bank and Trust Co.	06/17/26	(107,616)
MXN	28,770,585	USD	1,622,812	Toronto-Dominion Bank	06/17/26	(27,442)
TRY	34,066,106	USD	708,589	Barclays Bank PLC	06/17/26	(4,900)
TRY	34,820,842	USD	724,287	Barclays Bank PLC	06/17/26	(5,009)
USD	3,278,000	BRL	17,389,790	Citibank N.A.	06/17/26	(23,258)
USD	3,377,000	BRL	17,953,820	UBS AG	06/17/26	(31,333)
USD	797,181	EUR	691,888	Barclays Bank PLC	06/17/26	(5,317)
USD	3,717,891	EUR	3,218,800	BNP Paribas SA	06/17/26	(15,488)
USD	230,499	EUR	199,213	Standard Chartered Bank	06/17/26	(561)
USD	435,618	JPY	68,806,804	JPMorgan Chase Bank N.A.	06/17/26	(700)
USD	246,752	JPY	38,941,698	Societe Generale	06/17/26	(185)
USD	1,043,613	ZAR	17,866,341	Morgan Stanley & Co. International PLC	06/17/26	(6,184)
ZAR	39,477,206	USD	2,334,686	Citibank N.A.	06/17/26	(15,070)
ZAR	30,487,406	USD	1,859,934	State Street Bank and Trust Co.	06/17/26	(68,543)
						(972,758)
						$ 3,190,089

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	153	04/10/26	USD	608.00	USD	8,831	$ 4,966
Amazon.com, Inc.	277	04/17/26	USD	215.00	USD	5,769	92,102
Citizens Financial Group, Inc.	58	04/17/26	USD	65.00	USD	348	2,030
Delta Air Lines, Inc.	371	04/17/26	USD	75.00	USD	2,466	31,720
EssilorLuxottica SA	16	04/17/26	EUR	280.00	EUR	323	277
Home Depot, Inc.	10	04/17/26	USD	400.00	USD	329	105
InvesCo QQQ Trust, Series 1	62	04/17/26	USD	615.00	USD	3,579	3,319
iShares Expanded Tech-Software Sector ETF	210	04/17/26	USD	90.00	USD	1,681	2,837
iShares MSCI Emerging Markets ETF	541	04/17/26	USD	65.00	USD	3,072	1,399
Lowe’s Cos., Inc.	17	04/17/26	USD	300.00	USD	402	204
Safran SA	14	04/17/26	EUR	350.00	EUR	391	251
SPDR Gold Shares	940	04/17/26	USD	520.00	USD	40,447	31,837
SPDR S&P 500 ETF Trust(a)	171	04/17/26	USD	700.00	USD	11,121	1,903
United Airlines Holdings, Inc.	13	04/17/26	USD	115.00	USD	120	559
Vertiv Holdings Co., Class A	227	04/17/26	USD	260.00	USD	5,688	208,840
Walt Disney Co.	232	04/17/26	USD	110.00	USD	2,236	2,088
Williams Cos., Inc.	65	04/17/26	USD	75.00	USD	473	6,175
Nikkei 225 Index	5	05/08/26	JPY	56,000.00	JPY	255,319	18,588
Abbott Laboratories	28	05/15/26	USD	120.00	USD	287	686
AbbVie, Inc.	13	05/15/26	USD	250.00	USD	283	1,053
Alphabet, Inc., Class C	59	05/15/26	USD	340.00	USD	1,692	7,051
Amazon.com, Inc.	33	05/15/26	USD	235.00	USD	687	9,883
Apple, Inc.	60	05/15/26	USD	275.00	USD	1,523	16,650
Bank of America Corp.	63	05/15/26	USD	50.00	USD	307	10,836
Boeing Co.	14	05/15/26	USD	235.00	USD	279	2,177
Broadcom, Inc.	18	05/15/26	USD	380.00	USD	557	3,798
Cameco Corp.	27	05/15/26	USD	125.00	USD	293	9,720
Caterpillar, Inc.	4	05/15/26	USD	780.00	USD	283	7,330
Cisco Systems, Inc.	39	05/15/26	USD	85.00	USD	303	4,037
CSX Corp.	76	05/15/26	USD	45.00	USD	312	3,420
Edwards Lifesciences Corp.	36	05/15/26	USD	95.00	USD	288	1,890
Eli Lilly & Co.	7	05/15/26	USD	1,100.00	USD	644	5,880
Eli Lilly & Co.	23	05/15/26	USD	1,000.00	USD	2,115	62,330
GE Aerospace	9	05/15/26	USD	350.00	USD	255	1,143
GE Vernova, Inc.	36	05/15/26	USD	860.00	USD	3,142	282,060
GE Vernova, Inc.	4	05/15/26	USD	930.00	USD	349	17,940
Home Depot, Inc.	9	05/15/26	USD	385.00	USD	296	572
Honeywell International, Inc.	13	05/15/26	USD	260.00	USD	294	1,170
Intel Corp.	64	05/15/26	USD	52.50	USD	282	9,472
Intuitive Surgical, Inc.	6	05/15/26	USD	540.00	USD	277	2,430
iShares Expanded Tech-Software Sector ETF	452	05/15/26	USD	85.00	USD	3,618	81,549
JPMorgan Chase & Co.	11	05/15/26	USD	315.00	USD	324	4,868
Lam Research Corp.	14	05/15/26	USD	240.00	USD	299	14,280
Mastercard, Inc., Class A	6	05/15/26	USD	555.00	USD	300	2,100
McKesson Corp.	3	05/15/26	USD	1,020.00	USD	260	1,410
Merck & Co., Inc.	26	05/15/26	USD	130.00	USD	313	5,057
Meta Platforms, Inc., Class A	6	05/15/26	USD	720.00	USD	343	1,308
Micron Technology, Inc.	8	05/15/26	USD	460.00	USD	270	3,660
Microsoft Corp.	33	05/15/26	USD	445.00	USD	1,222	4,125
MongoDB, Inc., Class A	11	05/15/26	USD	300.00	USD	269	4,730
Netflix, Inc.	32	05/15/26	USD	105.00	USD	308	6,912
NVIDIA Corp.	113	05/15/26	USD	200.00	USD	1,971	16,441
Oracle Corp.	19	05/15/26	USD	180.00	USD	280	3,145
Palantir Technologies Inc, Class A	20	05/15/26	USD	165.00	USD	293	10,650
Philip Morris International, Inc.	18	05/15/26	USD	185.00	USD	298	3,285
Rockwell Automation, Inc.	37	05/15/26	USD	370.00	USD	1,328	61,420
SPDR Gold Shares	1,270	05/15/26	USD	495.00	USD	54,647	501,367
Tesla, Inc.	9	05/15/26	USD	450.00	USD	335	2,880
Thermo Fisher Scientific, Inc.	6	05/15/26	USD	540.00	USD	295	4,620
Trane Technologies PLC	7	05/15/26	USD	470.00	USD	292	2,608
UniCredit SpA	9	05/15/26	EUR	68.00	EUR	279	4,668
United Airlines Holdings, Inc.	185	05/15/26	USD	115.00	USD	1,703	32,837
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Vertiv Holdings Co., Class A	11	05/15/26	USD	300.00	USD	276	$ 8,662
Vistra Corp.	19	05/15/26	USD	175.00	USD	286	8,218
Walmart, Inc.	49	05/15/26	USD	135.00	USD	609	5,464
Walt Disney Co.	30	05/15/26	USD	110.00	USD	289	2,430
Wells Fargo & Co.	40	05/15/26	USD	85.00	USD	318	7,500
Cheniere Energy, Inc.	17	06/18/26	USD	320.00	USD	482	15,300
							1,692,222
Put
SPDR Gold Shares	752	04/17/26	USD	380.00	USD	32,358	141,084
Walmart, Inc.	127	04/17/26	USD	125.00	USD	1,578	40,322
Micron Technology, Inc.	45	05/15/26	USD	380.00	USD	1,520	260,325
NVIDIA Corp.	317	06/18/26	USD	170.00	USD	5,528	336,812
ASML Holding NV	23	06/19/26	EUR	1,120.00	EUR	2,574	281,331
NVIDIA Corp.	363	07/17/26	USD	180.00	USD	6,331	621,637
							1,681,511
							$ 3,373,733

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
KOSPI 200 Index	JPMorgan Chase Bank N.A.	12	05/14/26	KRW	870.00	KRW	2,233,710	$ 31,353
Put
USD Currency	HSBC Bank PLC	—	05/04/26	IDR	16,400.00	USD	1,270	202
								$ 31,555
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 05/02/56	1-day SOFR, 3.68%	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55%	USD	13,607	$ 2,228
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.68%	Annual	3.00%	Annual	Goldman Sachs International	06/08/26	3.00	USD	66,223	18,139
										$ 20,367
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Delta Air Lines, Inc.	371	04/17/26	USD	90.00	USD	2,466	$ (8,904)
iShares MSCI Emerging Markets ETF	541	04/17/26	USD	70.00	USD	3,072	(66)
Safran SA	14	04/17/26	EUR	380.00	EUR	391	(518)
SPDR Gold Shares	940	04/17/26	USD	545.00	USD	40,447	(17,062)
Vertiv Holdings Co., Class A	227	04/17/26	USD	310.00	USD	5,688	(12,826)
Vertiv Holdings Co., Class A	18	04/17/26	USD	290.00	USD	451	(4,005)
Walmart, Inc.	127	04/17/26	USD	140.00	USD	1,578	(889)
Eli Lilly & Co.	23	05/15/26	USD	1,080.00	USD	2,115	(24,955)
GE Vernova, Inc.	30	05/15/26	USD	1,000.00	USD	2,619	(69,750)
SPDR Gold Shares	1,270	05/15/26	USD	570.00	USD	54,647	(96,012)
NVIDIA Corp.	317	06/18/26	USD	210.00	USD	5,528	(81,627)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ASML Holding NV	34	06/19/26	EUR	1,480.00	EUR	3,805	$ (54,232)
NVIDIA Corp.	330	09/18/26	USD	240.00	USD	5,755	(108,075)
							(478,921)
Put
Boston Scientific Corp.	102	04/17/26	USD	75.00	USD	640	(128,010)
Citizens Financial Group, Inc.	58	04/17/26	USD	57.50	USD	348	(5,945)
Delta Air Lines, Inc.	371	04/17/26	USD	65.00	USD	2,466	(108,146)
EssilorLuxottica SA	14	04/17/26	EUR	240.00	EUR	278	(66,823)
Home Depot, Inc.	10	04/17/26	USD	355.00	USD	329	(27,050)
InvesCo QQQ Trust, Series 1	62	04/17/26	USD	580.00	USD	3,579	(81,600)
iShares Expanded Tech-Software Sector ETF	412	04/17/26	USD	72.00	USD	3,298	(22,237)
iShares MSCI Emerging Markets ETF	541	04/17/26	USD	59.00	USD	3,072	(158,476)
Lowe’s Cos., Inc.	17	04/17/26	USD	260.00	USD	402	(40,885)
Safran SA	14	04/17/26	EUR	310.00	EUR	391	(52,235)
SPDR S&P 500 ETF Trust(a)	192	04/17/26	USD	640.00	USD	12,487	(158,063)
SPDR S&P 500 ETF Trust(a)	355	04/17/26	USD	645.00	USD	23,087	(347,966)
United Airlines Holdings, Inc.	13	04/17/26	USD	95.00	USD	120	(9,425)
Walt Disney Co.	232	04/17/26	USD	95.00	USD	2,236	(38,976)
Williams Cos., Inc.	128	04/17/26	USD	65.00	USD	932	(2,560)
Nikkei 225 Index	5	05/08/26	JPY	50,000.00	JPY	255,319	(63,640)
AbbVie, Inc.	36	05/15/26	USD	185.00	USD	783	(6,822)
Alphabet, Inc., Class C	48	05/15/26	USD	260.00	USD	1,377	(25,560)
Alphabet, Inc., Class C	39	05/15/26	USD	265.00	USD	1,119	(25,545)
Amazon.com, Inc.	108	05/15/26	USD	185.00	USD	2,249	(44,550)
Apollo Global Management, Inc.	59	05/15/26	USD	105.00	USD	657	(30,090)
Apple, Inc.	44	05/15/26	USD	235.00	USD	1,117	(19,690)
Boston Scientific Corp.	99	05/15/26	USD	65.00	USD	621	(47,025)
Boston Scientific Corp.	102	05/15/26	USD	70.00	USD	640	(84,150)
Broadcom, Inc.	46	05/15/26	USD	250.00	USD	1,424	(16,560)
Citigroup, Inc.	66	05/15/26	USD	100.00	USD	749	(14,619)
Costco Wholesale Corp.	8	05/15/26	USD	860.00	USD	797	(2,700)
CRH PLC	65	05/15/26	USD	105.00	USD	683	(35,425)
D.R. Horton, Inc.	49	05/15/26	USD	135.00	USD	672	(35,525)
Delta Air Lines, Inc.	114	05/15/26	USD	60.00	USD	758	(26,448)
Edwards Lifesciences Corp.	97	05/15/26	USD	70.00	USD	777	(10,913)
Eli Lilly & Co.	23	05/15/26	USD	840.00	USD	2,115	(61,410)
Exxon Mobil Corp.	54	05/15/26	USD	125.00	USD	916	(1,998)
Fifth Third Bancorp	143	05/15/26	USD	45.00	USD	664	(23,953)
Freeport-McMoRan, Inc.	126	05/15/26	USD	50.00	USD	741	(18,522)
GE Aerospace	26	05/15/26	USD	260.00	USD	738	(19,695)
GE Vernova, Inc.	36	05/15/26	USD	700.00	USD	3,142	(59,760)
GE Vernova, Inc.	6	05/15/26	USD	780.00	USD	524	(19,770)
Goldman Sachs Group, Inc.	8	05/15/26	USD	760.00	USD	677	(14,420)
Home Depot, Inc.	20	05/15/26	USD	325.00	USD	658	(23,150)
Intuitive Surgical, Inc.	17	05/15/26	USD	400.00	USD	784	(11,730)
iShares Expanded Tech-Software Sector ETF	452	05/15/26	USD	70.00	USD	3,618	(53,623)
JPMorgan Chase & Co.	25	05/15/26	USD	270.00	USD	735	(13,688)
MercadoLibre, Inc.	4	05/15/26	USD	1,700.00	USD	692	(39,120)
Meta Platforms, Inc., Class A	12	05/15/26	USD	570.00	USD	687	(39,840)
Micron Technology, Inc.	68	05/15/26	USD	270.00	USD	2,297	(57,460)
Microsoft Corp.	24	05/15/26	USD	350.00	USD	888	(23,400)
MongoDB, Inc., Class A	24	05/15/26	USD	250.00	USD	587	(50,640)
Rockwell Automation, Inc.	69	05/15/26	USD	320.00	USD	2,476	(58,995)
SPDR Gold Shares	726	05/15/26	USD	425.00	USD	31,239	(1,242,077)
SPDR S&P 500 ETF Trust(a)	52	05/15/26	USD	635.00	USD	3,382	(67,689)
Tesla, Inc.	37	05/15/26	USD	330.00	USD	1,375	(33,207)
Tesla, Inc.	19	05/15/26	USD	320.00	USD	706	(13,348)
Uber Technologies, Inc.	104	05/15/26	USD	60.00	USD	748	(9,984)
UniCredit SpA	9	05/15/26	EUR	56.00	EUR	274	(13,133)
United Airlines Holdings, Inc.	185	05/15/26	USD	100.00	USD	1,703	(232,637)
United Airlines Holdings, Inc.	73	05/15/26	USD	87.50	USD	672	(43,435)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Walmart, Inc.	61	05/15/26	USD	110.00	USD	758	$ (6,131)
Walt Disney Co.	73	05/15/26	USD	95.00	USD	704	(28,288)
Wells Fargo & Co.	84	05/15/26	USD	80.00	USD	669	(36,540)
Abbott Laboratories	28	06/18/26	USD	95.00	USD	287	(7,462)
AbbVie, Inc.	13	06/18/26	USD	195.00	USD	283	(6,305)
Alphabet, Inc., Class C	59	06/18/26	USD	260.00	USD	1,692	(48,085)
Amazon.com, Inc.	33	06/18/26	USD	180.00	USD	687	(16,170)
Apollo Global Management, Inc.	219	06/18/26	USD	105.00	USD	2,440	(152,205)
Apple, Inc.	60	06/18/26	USD	220.00	USD	1,523	(23,850)
Bank of America Corp.	141	06/18/26	USD	45.00	USD	687	(20,657)
Bank of America Corp.	63	06/18/26	USD	40.00	USD	307	(4,032)
Boeing Co.	14	06/18/26	USD	180.00	USD	279	(9,030)
Broadcom, Inc.	18	06/18/26	USD	280.00	USD	557	(27,765)
Cameco Corp.	70	06/18/26	USD	85.00	USD	760	(20,160)
Cameco Corp.	91	06/18/26	USD	90.00	USD	988	(37,082)
Cameco Corp.	27	06/18/26	USD	95.00	USD	293	(14,918)
Cameco Corp.	100	06/18/26	USD	80.00	USD	1,086	(19,800)
Capital One Financial Corp.	35	06/18/26	USD	190.00	USD	639	(62,475)
Caterpillar, Inc.	4	06/18/26	USD	600.00	USD	283	(7,670)
Cheniere Energy, Inc.	17	06/18/26	USD	260.00	USD	482	(17,765)
Cisco Systems, Inc.	96	06/18/26	USD	70.00	USD	745	(19,824)
Cisco Systems, Inc.	39	06/18/26	USD	65.00	USD	303	(4,719)
CSX Corp.	76	06/18/26	USD	35.00	USD	312	(4,370)
Edwards Lifesciences Corp.	36	06/18/26	USD	70.00	USD	288	(5,760)
Eli Lilly & Co.	7	06/18/26	USD	900.00	USD	644	(41,510)
Eli Lilly & Co.	7	06/18/26	USD	850.00	USD	644	(28,367)
Estee Lauder Cos., Inc., Class A	184	06/18/26	USD	85.00	USD	1,321	(299,000)
GE Aerospace	9	06/18/26	USD	260.00	USD	255	(9,900)
GE Vernova, Inc.	14	06/18/26	USD	700.00	USD	1,222	(37,450)
Hilton Worldwide Holdings, Inc.	26	06/18/26	USD	260.00	USD	791	(12,870)
Home Depot, Inc.	9	06/18/26	USD	300.00	USD	296	(7,943)
Honeywell International, Inc.	13	06/18/26	USD	200.00	USD	294	(4,485)
Intel Corp.	64	06/18/26	USD	36.00	USD	282	(11,296)
Intel Corp.	513	06/18/26	USD	35.00	USD	2,264	(77,463)
Intuitive Surgical, Inc.	6	06/18/26	USD	420.00	USD	277	(9,000)
iShares Expanded Tech-Software Sector ETF	210	06/18/26	USD	75.00	USD	1,681	(61,212)
JPMorgan Chase & Co.	11	06/18/26	USD	245.00	USD	324	(4,235)
Lam Research Corp.	38	06/18/26	USD	155.00	USD	812	(23,655)
Lam Research Corp.	14	06/18/26	USD	170.00	USD	299	(12,740)
Lam Research Corp.	47	06/18/26	USD	165.00	USD	1,004	(36,895)
Mastercard, Inc., Class A	6	06/18/26	USD	430.00	USD	300	(4,395)
McKesson Corp.	3	06/18/26	USD	800.00	USD	260	(6,975)
Merck & Co., Inc.	26	06/18/26	USD	100.00	USD	313	(4,017)
Meta Platforms, Inc., Class A	6	06/18/26	USD	550.00	USD	343	(18,915)
Micron Technology, Inc.	8	06/18/26	USD	320.00	USD	270	(25,960)
Micron Technology, Inc.	21	06/18/26	USD	270.00	USD	709	(30,765)
Microsoft Corp.	33	06/18/26	USD	345.00	USD	1,222	(39,187)
MongoDB, Inc., Class A	11	06/18/26	USD	210.00	USD	269	(17,325)
Netflix, Inc.	32	06/18/26	USD	80.00	USD	308	(5,440)
NVIDIA Corp.	138	06/18/26	USD	150.00	USD	2,407	(64,170)
NVIDIA Corp.	317	06/18/26	USD	140.00	USD	5,528	(92,564)
NVIDIA Corp.	113	06/18/26	USD	155.00	USD	1,971	(65,257)
Oracle Corp.	19	06/18/26	USD	130.00	USD	280	(15,865)
Palantir Technologies Inc, Class A	20	06/18/26	USD	125.00	USD	293	(12,700)
Philip Morris International, Inc.	18	06/18/26	USD	140.00	USD	298	(4,365)
SPDR S&P 500 ETF Trust(a)	166	06/18/26	USD	625.00	USD	10,796	(260,980)
SPDR S&P 500 ETF Trust(a)	144	06/18/26	USD	610.00	USD	9,365	(178,398)
Tesla, Inc.	9	06/18/26	USD	335.00	USD	335	(13,883)
Thermo Fisher Scientific, Inc.	6	06/18/26	USD	420.00	USD	295	(4,800)
Trane Technologies PLC	7	06/18/26	USD	370.00	USD	292	(6,125)
VanEck Vectors Semiconductor ETF	63	06/18/26	USD	320.00	USD	2,415	(53,676)
Vertex Pharmaceuticals, Inc.	17	06/18/26	USD	380.00	USD	759	(11,560)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Vertiv Holdings Co., Class A	11	06/18/26	USD	220.00	USD	276	$ (18,453)
Vertiv Holdings Co., Class A	31	06/18/26	USD	200.00	USD	777	(32,472)
Vistra Corp.	19	06/18/26	USD	130.00	USD	286	(13,633)
Walmart, Inc.	49	06/18/26	USD	110.00	USD	609	(10,731)
Walt Disney Co.	30	06/18/26	USD	85.00	USD	289	(5,760)
Wells Fargo & Co.	40	06/18/26	USD	65.00	USD	318	(5,120)
ASML Holding NV	34	06/19/26	EUR	920.00	EUR	3,805	(130,178)
NVIDIA Corp.	544	07/17/26	USD	140.00	USD	9,487	(212,160)
Alphabet, Inc., Class C	55	09/18/26	USD	210.00	USD	1,578	(23,650)
Amazon.com, Inc.	74	09/18/26	USD	155.00	USD	1,541	(31,265)
Broadcom, Inc.	48	09/18/26	USD	280.00	USD	1,486	(121,200)
Broadcom, Inc.	51	09/18/26	USD	210.00	USD	1,579	(36,210)
NVIDIA Corp.	76	09/18/26	USD	150.00	USD	1,325	(68,970)
NVIDIA Corp.	92	09/18/26	USD	125.00	USD	1,604	(34,500)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	46	09/18/26	USD	240.00	USD	1,555	(37,030)
							(6,982,081)
							$ (7,461,002)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	05/04/26	ZAR	16.74	USD	3,388	$ (86,360)
USD Currency	Barclays Bank PLC	—	05/04/26	BRL	5.65	USD	3,386	(9,309)
USD Currency	Morgan Stanley & Co. International PLC	—	05/04/26	MXN	18.05	USD	3,386	(47,176)
EUR Currency	Deutsche Bank AG	—	05/15/26	MXN	20.55	EUR	1,639	(37,968)
USD Currency	HSBC Bank PLC	—	05/15/26	ZAR	17.50	USD	1,230	(15,063)
USD Currency	HSBC Bank PLC	—	05/15/26	CLP	905.00	USD	820	(28,476)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.35	USD	2,060	(48,832)
								(273,184)
Put
USD Currency	Barclays Bank PLC	—	05/04/26	BRL	5.15	USD	3,386	(36,261)
USD Currency	Barclays Bank PLC	—	05/04/26	IDR	16,400.00	USD	1,270	(202)
USD Currency	Barclays Bank PLC	—	05/04/26	COP	3,520.00	USD	847	(1,290)
KOSPI 200 Index	JPMorgan Chase Bank N.A.	12	05/14/26	KRW	750.00	KRW	2,233,710	(114,868)
USD Currency	Morgan Stanley & Co. International PLC	—	05/14/26	ZAR	16.30	USD	4,107	(21,758)
USD Currency	UBS AG	—	05/14/26	MXN	17.55	USD	4,098	(25,654)
EUR Currency	Deutsche Bank AG	—	05/15/26	MXN	20.55	EUR	1,639	(12,498)
USD Currency	HSBC Bank PLC	—	05/15/26	CLP	905.00	USD	820	(10,273)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.35	USD	2,060	(73,901)
SK Hynix, Inc.	Morgan Stanley & Co. International PLC	9,044	09/10/26	KRW	800,000.00	KRW	7,298,508	(991,895)
								(1,288,600)
								$ (1,561,784)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

OTC Credit Default Swaptions Written
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/17/26	—	EUR 300.00	EUR	3,209	$ (29,831)
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/17/26	N/R	EUR 300.00	EUR	3,209	(83,050)
										$ (112,881)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	04/30/26	3.25%	USD	13,607	$ (232)
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR, 3.68%	Annual	Goldman Sachs International	06/08/26	2.50	USD	66,223	(5,519)
10-Year Interest Rate Swap, 12/18/36	3.20%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	12/16/26	3.20	USD	5,212	(27,515)
										(33,266)
Put
10-Year Interest Rate Swap, 04/25/36	6-mo. EURIBOR, 2.48%	Semi-Annual	2.94%	Annual	JPMorgan Chase Bank N.A.	04/23/26	2.94	EUR	13,198	(220,743)
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.68%	Annual	3.50%	Annual	Goldman Sachs International	06/08/26	3.50	USD	66,223	(194,566)
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.68%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70	USD	50,890	(199,310)
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.68%	Annual	3.80%	Annual	Deutsche Bank AG	09/14/26	3.80	USD	50,220	(187,495)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.68%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85	USD	60,310	(229,439)
10-Year Interest Rate Swap, 12/18/36	1-day SOFR, 3.68%	Annual	4.60%	Annual	Citibank N.A.	12/16/26	4.60	USD	2,606	(18,048)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	72,339	(281,676)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.68%	Annual	4.00%	Annual	Nomura International PLC	12/08/27	4.00	USD	27,884	(164,177)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.68%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50	USD	42,042	(150,705)
										(1,646,159)
										$ (1,679,425)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V2	5.00%	Quarterly	06/20/30	USD	4,174	$ (250,483)	$ (248,120)	$ (2,363)
CDX.NA.HY.45.V2	5.00	Quarterly	12/20/30	USD	1,388	(75,494)	(87,381)	11,887
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	EUR	9,079	(673,910)	(664,733)	(9,177)
						$ (999,887)	$ (1,000,234)	$ 347

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B-	USD	3,368	$ 177,648	$ 58,602	$ 119,046
iTraxx.XO.42.V4	5.00	Quarterly	12/20/29	CCC	EUR	22,763	1,927,961	1,509,189	418,772
iTraxx.XO.43.V3	5.00	Quarterly	06/20/30	CCC+	EUR	938	86,729	78,470	8,259
							$ 2,192,338	$ 1,646,261	$ 546,077

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.40%	Annual	N/A	04/08/26	USD	43,825	$ 113,067	$ 2	$ 113,065
1-day SOFR, 3.68%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,044	49,889	1	49,888
1-day SOFR, 3.68%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,216	(19,590)	3	(19,593)
1-day SOFR, 3.68%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,249	56,762	4	56,758
1-day SOFR, 3.68%	Annual	4.50%	Annual	N/A	05/08/26	USD	25,254	105,489	6	105,483
1-day SOFR, 3.68%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,267	45,536	8	45,528
4.69%	Annual	1-day SOFR, 3.68%	Annual	N/A	10/02/26	USD	115,533	(1,010,177)	(4,338)	(1,005,839)
1-day SOFR, 3.68%	At Termination	4.17%	At Termination	N/A	10/23/26	USD	19,696	76,889	20	76,869
1-day SOFR, 3.68%	At Termination	4.21%	At Termination	N/A	10/27/26	USD	39,419	173,181	41	173,140
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	10/28/26	USD	39,747	91,439	53	91,386
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	01/14/27	USD	36,165	126,345	66	126,279
1-day SOFR, 3.68%	Annual	3.47%	Annual	N/A	03/10/27	USD	9,910	(23,157)	21	(23,178)
1-day MIBOR, 6.98%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	203,365	5,185	16	5,169
1-day SOFR, 3.68%	Annual	4.10%	Annual	N/A	05/30/27	USD	30,153	132,044	79	131,965
1-day SOFR, 3.68%	Annual	4.15%	Annual	N/A	05/30/27	USD	30,153	161,845	84	161,761
1-day SOFR, 3.68%	Annual	3.30%	Annual	N/A	10/23/27	USD	7,036	(57,024)	25	(57,049)
1-day SOFR, 3.68%	Annual	4.20%	Annual	N/A	10/23/27	USD	10,250	97,480	37	97,443
1-day SOFR, 3.68%	Annual	3.92%	Annual	N/A	11/03/27	USD	4,880	21,078	18	21,060
1-day SOFR, 3.68%	Annual	3.95%	Annual	N/A	11/03/27	USD	4,880	23,935	18	23,917
1-day SOFR, 3.68%	Annual	3.99%	Annual	N/A	11/03/27	USD	9,761	54,535	36	54,499
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	11/03/27	USD	19,787	143,444	72	143,372
1-day SOFR, 3.68%	Annual	3.86%	Annual	N/A	11/10/27	USD	20,267	66,608	75	66,533
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	32,850	(122,799)	59	(122,858)
1-day SOFR, 3.68%	Annual	3.48%	Annual	N/A	01/23/28	USD	27,289	(91,779)	107	(91,886)
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/26/28	USD	24,493	98,439	97	98,342
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/26/28	USD	24,493	162,244	97	162,147
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/05/28	USD	24,747	181,922	99	181,823
1-day SOFR, 3.68%	Annual	3.87%	Annual	N/A	02/05/28	USD	24,747	105,876	99	105,777
1-day SONIA, 3.73%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	42,829	(596,575)	262	(596,837)
1.32%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	491,226	2,187	15	2,172
1.32%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	483,502	2,286	14	2,272
1.34%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	486,151	1,108	14	1,094
1.38%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	448,965	(1,428)	15	(1,443)
1.39%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	486,379	(1,907)	14	(1,921)
1-day SONIA, 3.73%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,480	168,000	(10)	168,010
1-day SOFR, 3.68%	Annual	3.50%	Annual	N/A	08/20/28	USD	22,532	(122,422)	80	(122,502)
1-day SOFR, 3.68%	Annual	4.42%	Annual	N/A	10/02/28	USD	81,301	1,811,251	10,174	1,801,077
1-day SOFR, 3.68%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,191	292,875	68	292,807
1-day SONIA, 3.73%	Annual	4.12%	Annual	N/A	11/17/28	GBP	6,091	(12,100)	157	(12,257)
1-day SONIA, 3.73%	Annual	4.12%	Annual	N/A	11/21/28	GBP	6,085	(11,957)	160	(12,117)
1-day SOFR, 3.68%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,232	(117,159)	97	(117,256)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 2.48%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	15,660	$ 114,855	$ 100	$ 114,755
1-day MIBOR, 6.98%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	62,930	(5,552)	8	(5,560)
1-day MIBOR, 6.98%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	76,915	(5,969)	10	(5,979)
1-day SOFR, 3.68%	Annual	3.79%	Annual	N/A	03/29/29	USD	35,313	204,670	199	204,471
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/08/29	USD	21,208	218,461	124	218,337
1-day SOFR, 3.68%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,044	196,386	94	196,292
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,216	264,970	149	264,821
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,604	134,337	75	134,262
6-mo. EURIBOR, 2.48%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	17,653	398,655	115	398,540
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,231	276,212	151	276,061
6-mo. EURIBOR, 2.48%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	12,874	259,495	90	259,405
1-day SOFR, 3.68%	Annual	3.66%	Annual	N/A	10/10/29	USD	12,616	17,800	86	17,714
1-day TIIEFONDEO, 6.94%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	156,903	28	156,875
1-day SONIA, 3.73%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,749	(56,544)	181	(56,725)
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/23/30	USD	13,498	204,059	99	203,960
1-day SOFR, 3.68%	Annual	3.23%	Annual	N/A	02/19/30	USD	14,200	(195,649)	107	(195,756)
1-day SOFR, 3.68%	Annual	3.90%	Annual	N/A	02/24/30	USD	12,058	137,515	91	137,424
6-mo. EURIBOR, 2.48%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	2,989	(50,028)	29	(50,057)
0.02%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	N/A	08/26/31	EUR	9,317	1,550,855	113	1,550,742
1-day ESTR, 2,435.99%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	7,414	(159,495)	104	(159,599)
1-day SOFR, 3.68%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	13,769	(381,427)	127	(381,554)
1-day SOFR, 3.68%	Annual	4.31%	Annual	N/A	09/29/33	USD	121,626	4,651,401	8,295	4,643,106
4.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/01/33	USD	11,317	(504,046)	150	(504,196)
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/12/34	USD	9,940	159,527	128	159,399
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,863	45,721	37	45,684
1-day MIBOR, 6.98%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	25,865	(9,709)	5	(9,714)
1-day MIBOR, 6.98%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	25,865	(9,546)	5	(9,551)
1-day SOFR, 3.68%	Annual	3.66%	Annual	N/A	10/10/34	USD	8,496	(99,809)	123	(99,932)
1-day SOFR, 3.68%	Annual	3.67%	Annual	N/A	12/26/34	USD	13,998	(155,095)	207	(155,302)
1-day SOFR, 3.68%	Annual	3.70%	Annual	N/A	01/06/35	USD	10,993	(97,678)	163	(97,841)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	03/27/35	USD	10,876	(58,842)	165	(59,007)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	07/09/35	USD	5,392	(48,160)	82	(48,242)
3.46%	Annual	1-day SOFR, 3.68%	Annual	12/15/26 (a)	12/15/36	USD	4,853	183,818	80	183,738
4.25%	Annual	1-day SOFR, 3.68%	Annual	N/A	09/29/43	USD	1,467	(21,535)	918	(22,453)
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/03/53	USD	5,251	447,384	162	447,222
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,251	(136,949)	162	(137,111)
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/02/54	USD	31,110	2,659,720	9,650	2,650,070
1-day SONIA, 3.73%	Annual	4.10%	Annual	N/A	11/07/54	GBP	2,400	(347,467)	11,198	(358,665)
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	2,108	(148,847)	63	(148,910)
Tokyo Overnight Average Rate, 0.73%	Annual	2.87%	Annual	N/A	03/30/56	JPY	138,799	(27,044)	31	(27,075)
Tokyo Overnight Average Rate, 0.73%	Annual	2.88%	Annual	N/A	03/30/56	JPY	138,957	(24,229)	31	(24,260)
Tokyo Overnight Average Rate, 0.73%	Annual	2.89%	Annual	N/A	03/30/56	JPY	139,859	(23,223)	31	(23,254)
Tokyo Overnight Average Rate, 0.73%	Annual	2.95%	Annual	N/A	03/30/56	JPY	138,699	(12,821)	31	(12,852)
Tokyo Overnight Average Rate, 0.73%	Annual	2.98%	Annual	N/A	03/30/56	JPY	163,477	(7,787)	36	(7,823)
								$ 11,878,158	$ 41,798	$ 11,836,360

(a)	Forward Swap.

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Inflation Swaps
Paid by the Trust		Received by the Trust		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	1,425	$ 17,241	$ 30	$ 17,211
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Group AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,700	$ (65,340)	$ 60,229	$ (125,569)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	2,160	(38,145)	33,927	(72,072)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	800	(11,023)	(2,226)	(8,797)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	800	(11,830)	6,429	(18,259)
							$ (126,338)	$ 98,359	$ (224,697)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	332	$ 12,651	$ 6,699	$ 5,952
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	105	4,001	2,840	1,161
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	130	6,543	6,199	344
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	82	4,126	3,118	1,008
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	12/20/28	B-	EUR	90	5,445	7,148	(1,703)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	148	8,953	12,186	(3,233)
ZF Europe Finance B.V.	5.00	Quarterly	Deutsche Bank AG	12/20/28	BB-	EUR	145	10,868	9,585	1,283
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	290	2,177	18,461	(16,284)
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	290	2,178	18,900	(16,722)
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	662	80,062	82,778	(2,716)
Eutelsat S.A.	5.00	Quarterly	BNP Paribas SA	12/20/30	N/R	EUR	143	23,806	17,577	6,229
Eutelsat S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	N/R	EUR	191	31,720	24,506	7,214
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	103	9,873	9,494	379
Vistra Operations Company LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	N/R	USD	80	13,424	13,921	(497)
Ziggo Bond Company B.V.	5.00	Quarterly	Deutsche Bank AG	12/20/30	B-	EUR	169	(5,402)	4,772	(10,174)
								$ 210,425	$ 238,184	$ (27,759)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
China Fixing Repo Rates 7-day, 1.49%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	$ 125,035	$ —	$ 125,035
1-day BZDIOVER, 0.05%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(329,963)	—	(329,963)
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	12,635	(298,029)	—	(298,029)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	96	$ (2,202)	$ —	$ (2,202)
1-day BZDIOVER, 0.05%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	17,910	(411,189)	—	(411,189)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	17,183	(394,185)	—	(394,185)
1-day BZDIOVER, 0.05%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(608,652)	—	(608,652)
1-day BZDIOVER, 0.05%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(338,652)	—	(338,652)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(342,261)	—	(342,261)
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(334,015)	—	(334,015)
1-day BZDIOVER, 0.05%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,259	(40,309)	—	(40,309)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	11,207	(68,071)	—	(68,071)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,285	(44,246)	—	(44,246)
1-day BZDIOVER, 0.05%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	29,259	(155,264)	—	(155,264)
									$ (3,242,003)	$ —	$ (3,242,003)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Microsoft Corp.	Quarterly	1-day SOFR plus 0.25%, 3.68%	Quarterly	JPMorgan Chase Bank N.A.	N/A	06/18/26	USD	226	$ 12,618	$ —	$ 12,618
Rheinmetall AG	At Termination	1-day ESTR , 2,435.99%	At Termination	Citibank N.A.	N/A	06/19/26	EUR	844	40,859	(52)	40,911
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 1.35%, 3.68%	At Termination	Citibank N.A.	N/A	06/22/26	USD	2,637	(19,870)	—	(19,870)
1-day SOFR minus 1.00%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Morgan Stanley & Co. International PLC	N/A	06/22/26	USD	1,799	13,270	131	13,139
1-day SOFR minus 0.80%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	06/22/26	USD	4,214	31,181	—	31,181
1-day SOFR minus 0.70%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	06/22/26	USD	2,280	16,811	—	16,811
1-day SOFR plus 0.21%, 3.68%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	06/22/26	USD	2,362	17,117	—	17,117
									$ 111,986	$ 79	$ 111,907

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
AMC Networks, Inc., Class A	Barclays Bank PLC	$ 188,593	08/23/26	0.20%	1D OBFR01	Monthly	$ (3,810)
AMC Networks, Inc., Class A	JPMorgan Chase Bank N.A.	446,735	02/09/27	0.20%	1D OBFR01	Monthly	(69,924)
Eagle Bancorp, Inc.	JPMorgan Chase Bank N.A.	85,332	02/09/27	0.20%	1D OBFR01	Monthly	(376)
Total long positions of equity swaps							(74,110)
Short Contracts(b)
Community Bank System, Inc.	JPMorgan Chase Bank N.A.	(82,553)	02/09/27	(0.15)%	1D OBFR01	Monthly	(495)
CVB Financial Corp.	JPMorgan Chase Bank N.A.	(71,977)	02/09/27	(0.15)%	1D OBFR01	Monthly	(561)
iShares iBoxx $ Investment Grade Corporate Bond ETF	JPMorgan Chase Bank N.A.	(2,388,503)	02/09/27	(3.27)%	1D OBFR01	Monthly	39,442
LANXESS AG	JPMorgan Chase Bank N.A.	(460,051)	02/10/27	0.00%	1D ESTR	Monthly	(270,388)
Pagaya Technologies, Ltd., Class A	Barclays Bank PLC	(492,804)	08/23/26	(0.38)%	1D OBFR01	Monthly	2,106
Pagaya Technologies, Ltd., Class A	JPMorgan Chase Bank N.A.	(240,667)	02/09/27	(0.15)%	1D OBFR01	Monthly	(1,455)
SPDR Bloomberg High Yield Bond ETF	Citibank N.A.	(4,749,406)	02/24/28	(3.14)%	1D OBFR01	Monthly	(10,941)
Vanguard Intermediate-Term Corporate Bond ETF	JPMorgan Chase Bank N.A.	(1,610,641)	02/09/27	(0.47)%	1D OBFR01	Monthly	22,834
Total short positions of equity swaps							(219,458)
Total long and short positions of equity swaps							(293,568)
Net dividends and financing fees							(16,647)
Total equity swap contracts including dividends and financing fees							$ (310,215)

(a)
The Trust receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Trust pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 57,625,522	$ 5,953,510	$ 63,579,032
Common Stocks
Brazil	323,327	—	—	323,327
Canada	24,207,098	—	—	24,207,098
Chile	—	—	13,777	13,777
China	361,701	11,416,892	—	11,778,593
Denmark	—	6,117,158	—	6,117,158
France	—	23,983,357	—	23,983,357
Germany	—	2,720,248	—	2,720,248
India	—	4,292,687	—	4,292,687
Israel	—	—	3,966	3,966
Italy	—	22,704,339	—	22,704,339
Luxembourg	—	—	49,932	49,932
Macau	—	275,396	—	275,396
Netherlands	—	21,682,634	—	21,682,634
South Korea	—	8,237,107	—	8,237,107
Spain	—	623,236	—	623,236
Sweden	—	—	—	—
Taiwan	25,058,993	3,354,402	—	28,413,395
United Kingdom	622,136	49,711,805	279,481	50,613,422
United States	620,674,696	7,721,518	41,738,316	670,134,530
Corporate Bonds
Angola	—	605,216	—	605,216
Argentina	—	150,005	—	150,005
Australia	—	430,301	6,601,888	7,032,189
Belgium	—	196,262	—	196,262
Brazil	—	708,999	—	708,999
Canada	—	12,253,046	—	12,253,046
Chile	—	489,538	—	489,538
China	—	724,163	—	724,163
Colombia	—	394,472	—	394,472
Denmark	—	151,922	—	151,922
Finland	—	281,568	—	281,568
France	627,476	3,203,181	6,402,165	10,232,822
Germany	228,271	4,541,578	3,798,695	8,568,544
India	—	1,742,233	5,212,251	6,954,484
Indonesia	—	386,714	—	386,714
Ireland	—	450,890	—	450,890
Israel	—	112,455	—	112,455
Italy	—	4,816,526	—	4,816,526
Japan	—	1,281,496	—	1,281,496
Jersey	—	407,039	—	407,039
Kuwait	—	293,937	—	293,937
Luxembourg	—	4,708,584	—	4,708,584
Macau	—	378,628	—	378,628
Mexico	—	396,984	—	396,984
Morocco	—	332,316	—	332,316
Netherlands	—	1,432,281	—	1,432,281
Panama	—	219,980	—	219,980
Peru	—	455,021	—	455,021
Philippines	—	195,844	—	195,844
Singapore	—	163,500	—	163,500
Slovenia	—	116,136	—	116,136
South Africa	—	390,092	—	390,092
Spain	—	717,189	—	717,189
Sweden	—	986,297	—	986,297
Switzerland	—	512,834	—	512,834
Thailand	—	445,344	—	445,344

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Turkey	$ —	$ 203,252	$ —	$ 203,252
Ukraine	—	430,927	—	430,927
United Kingdom	—	8,402,533	1,255,518	9,658,051
United States	—	62,933,164	29,265,296	92,198,460
Vietnam	—	142,355	—	142,355
Fixed Rate Loan Interests	—	49,600	8,581,806	8,631,406
Floating Rate Loan Interests	—	44,666,914	39,763,420	84,430,334
Foreign Agency Obligations	—	11,632,264	—	11,632,264
Grantor Trust	16,406,958	—	—	16,406,958
Investment Companies	17,260,201	—	—	17,260,201
Municipal Bonds	—	3,512,697	—	3,512,697
Non-Agency Mortgage-Backed Securities	—	37,485,484	15,590,760	53,076,244
Preferred Securities
Capital Trusts	—	4,621,483	—	4,621,483
Preferred Stocks	—	1,734,956	69,682,438	71,417,394
U.S. Government Sponsored Agency Securities	—	222,208,003	—	222,208,003
Warrants
Brazil	20	—	—	20
Israel	—	—	219	219
United Kingdom	—	—	7,304	7,304
United States	8,467	1,976	7,266,981	7,277,424
Short-Term Securities
Money Market Funds	29,223,021	—	—	29,223,021
Options Purchased
Equity Contracts	3,373,733	31,353	—	3,405,086
Foreign Currency Exchange Contracts	—	202	—	202
Interest Rate Contracts	—	20,367	—	20,367
Liabilities
Investments
Unfunded Floating Rate Loan Interests(a)	—	—	(5,178)	(5,178)
TBA Sale Commitments	—	(45,599,446)	—	(45,599,446)
	$ 738,376,098	$ 618,016,956	$ 241,462,545	1,597,855,599
Investments Valued at NAV(b)				4,015,153
				$ 1,601,870,752
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 581,534	$ —	$ 581,534
Equity Contracts	7,885,383	196,159	—	8,081,542
Foreign Currency Exchange Contracts	—	4,162,847	—	4,162,847
Interest Rate Contracts	5,376,433	16,747,549	—	22,123,982
Other Contracts	—	17,211	—	17,211
Liabilities
Credit Contracts	—	(400,447)	—	(400,447)
Equity Contracts	(8,238,267)	(1,924,094)	—	(10,162,361)
Foreign Currency Exchange Contracts	—	(1,427,779)	—	(1,427,779)
Interest Rate Contracts	(3,560,301)	(9,832,617)	—	(13,392,918)
	$ 1,463,248	$ 8,120,363	$ —	$ 9,583,611

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks
Assets
Opening balance, as of December 31, 2025	$ 6,048,210	$ 30,746,323	$ 57,112,667	$ 8,779,441	$ 42,179,586	$ 15,116,399	$ 72,876,415
Transfers into Level 3(a)	—	—	1,799,000	—	498,880	—	—
Transfers out of Level 3(b)	—	—	(6,003,510)	—	—	—	—
Accrued discounts/premiums	4,020	—	31,416	1,295	38,482	62,798	—
Net realized gain (loss)	—	—	—	1,479	19,137	7,900	—
Net change in unrealized appreciation (depreciation)(c)	(98,720)	9,575,312	(1,610,305)	(6,763)	(2,048,577)	(467,943)	(2,530,976)
Purchases	—	1,763,837	1,206,545	—	2,529,460	1,607,772	—
Sales	—	—	—	(193,646)	(3,453,548)	(736,166)	(663,001)
Closing balance, as of March 31, 2026	$ 5,953,510	$ 42,085,472	$ 52,535,813	$ 8,581,806	$ 39,763,420	$ 15,590,760	$ 69,682,438
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(c)	$ (98,720)	$ 9,575,312	$ (1,610,305)	$ (6,763)	$ (2,025,723)	$ (467,943)	$ (2,565,932)

	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ (5,073)	$ 6,667,515	$ 239,521,483
Transfers into Level 3(a)	—	—	2,297,880
Transfers out of Level 3(b)	—	(1)	(6,003,511)
Accrued discounts/premiums	—	—	138,011
Net realized gain (loss)	—	(1)	28,515
Net change in unrealized appreciation (depreciation)(c)	(105)	606,991	3,418,914
Purchases	—	—	7,107,614
Sales	—	—	(5,046,361)
Closing balance, as of March 31, 2026	$ (5,178)	$ 7,274,504	$ 241,462,545
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(c)	$ 4,496	$ 607,010	$ 3,411,432

(a)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $16,571,303.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$42,021,756	Market	Revenue Multiple	1.05x - 32.10x	4.82x
			Volatility	49% - 80%	67%
			Time to Exit	1.0 - 3.0 years	2.2 years
			EBITDA	19.75x - 71.43x	67.33x
			Gross Profit Multiple	5.25x	—
			Discount for lack of marketability	11%	—
			Risk Free Rate	4%	—
		Income	Discount Rate	10%	—

Asset Backed Securities	4,696,350	Income	Discount Rate	7%	—

Non-Agency Mortgage-Backed Securities	3,384,974	Income	Discount Rate	8%	—

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Corporate Bonds	52,535,811	Income	Discount Rate	7% - 34%	13%
		Market	Revenue Multiple	0.60x	—
			Volatility	55%	—
			Time to Exit	0.2 - 1.8 years	1.3 years
			Direct Profit Multiple	2.00x	—

Floating Rate Loan Interests	37,010,921	Income	Discount Rate	6% - 21%	15%

Fixed Rate Loan Interests	8,581,806	Income	Discount Rate	7% - 8%	7%

Preferred Stocks (b)	69,394,284	Market	Revenue Multiple	1.60x - 20.0x	7.8x
			Volatility	52% - 90%	77%
			Time to Exit	1.0 - 4.0 years	3.1 years
			EBITDA Multiple	8.50x	—
			EBITDAR Multiple	8.25x	—
			Market Adjustment Multiple	0.20x - 1.10x	1.07x
		Income	Discount Rate	11% - 16%	13%

Warrants	7,265,340	Market	Revenue Multiple	5.0x -9.75x	9.10x
			Volatility	50% - 80%	72%
			Time to Exit	1.0 - 5.0 years	3.5 years
			Discount for lack of marketability		—
	$224,891,242

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stock  using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $6,921,584 as of March 31, 2026.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
Currency Abbreviation (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short Term Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARB	Airport Revenue Bonds
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Capital Allocation Term Trust (BCAT)

Portfolio Abbreviation (continued)
DIP	Debtor-In-Possession
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
KOSPI	Korea Composite Stock Price Index
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Month Treasury Average
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
RB	Revenue Bonds
S&P	Standard & Poor’s
SAN	State Aid Notes
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
TIIEFONDEO	MXN - Overnight TIIE Funding Rate